                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-4367


                         Columbia Funds Series Trust I
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


    One Financial Center, Boston, Massachusetts               02111
--------------------------------------------------------------------------------
     (Address of principal executive offices)              (Zip code)


                           Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                             One Financial Center
                               Boston, MA 02111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-772-3698


Date of fiscal year end: May 31, 2006


Date of reporting period: November 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

Item 1. Reports to Stockholders.

[PHOTO]



                        COLUMBIA STRATEGIC INCOME FUND

                               Semiannual Report
                               November 30, 2005

                  PRESIDENT'S MESSAGE
                                                 ----------------------------------
                               Columbia Strategic Income Fund

[PHOTO]




Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund manager on key factors that influenced performance. We encourage you to read the manager report carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/
Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.
Table of Contents


                    Performance Information............ 1

                    Fund Profile....................... 2

                    Understanding Your Expenses........ 3

                    Economic Update.................... 4

                    Portfolio Managers' Report......... 5

                    Investment Portfolio............... 8

                    Statement of Assets and Liabilities. 39

                    Statement of Operations............. 41

                    Statement of Changes in Net Assets.. 42

                    Notes to Financial Statements....... 44

                    Financial Highlights................ 51

                    Board Consideration and Approval of
                    Investment Advisory Agreements...... 56

                    Summary of Management Fee Evaluation
                    by Independent Fee Consultant....... 59

                    Columbia Funds...................... 62

                    Important Information
                    About This Report................... 64

The views expressed in the President's Message and Portfolio Managers'
Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular
Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

                           --------------------------
                           Not FDIC  May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

                  PERFORMANCE INFORMATION
                                                   ----------------------------
                               Columbia Strategic Income Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Performance of a $10,000 investment 12/01/95 - 11/30/05 ($)

                          sales charge without  with
                          ---------------------------
                          Class A      18,954  18,054
                          ---------------------------
                          Class B      17,561  17,561
                          ---------------------------
                          Class C      17,811  17,811
                          ---------------------------
                          Class J      18,464  17,910
                          ---------------------------
                          Class Z      19,149     n/a

Growth of a $10,000 investment 12/01/95 - 11/30/05

                                          [CHART]

                                                            Lehman Brothers
              Class A shares without    Class A shares        Government/
                  sales charge         with sales charge   Credit Bond Index
              ----------------------   -----------------   ------------------
                     $10,000                $ 9,525              $10,000
 12/31/1995           10,194                  9,710               10,147
  1/31/1996           10,360                  9,868               10,210
  2/29/1996           10,272                  9,784                9,993
  3/31/1996           10,240                  9,754                9,910
  4/30/1996           10,310                  9,820                9,841
  5/31/1996           10,336                  9,845                9,824
  6/30/1996           10,391                  9,898                9,955
  7/31/1996           10,448                  9,951                9,978
  8/31/1996           10,593                 10,090                9,953
  9/30/1996           10,814                 10,301               10,130
 10/31/1996           10,961                 10,441               10,366
 11/30/1996           11,216                 10,683               10,557
 12/31/1996           11,239                 10,705               10,440
  1/31/1997           11,236                 10,702               10,452
  2/28/1997           11,326                 10,788               10,474
  3/31/1997           11,104                 10,576               10,350
  4/30/1997           11,226                 10,693               10,501
  5/31/1997           11,428                 10,885               10,598
  6/30/1997           11,583                 11,033               10,726
  7/31/1997           11,868                 11,304               11,054
  8/31/1997           11,817                 11,256               10,930
  9/30/1997           12,074                 11,500               11,102
 10/31/1997           12,037                 11,466               11,279
 11/30/1997           12,100                 11,525               11,339
 12/31/1997           12,208                 11,628               11,458
  1/31/1998           12,404                 11,815               11,620
  2/28/1998           12,451                 11,860               11,596
  3/31/1998           12,550                 11,954               11,632
  4/30/1998           12,614                 12,015               11,690
  5/31/1998           12,662                 12,060               11,816
  6/30/1998           12,658                 12,057               11,936
  7/31/1998           12,771                 12,164               11,946
  8/31/1998           12,242                 11,660               12,179
  9/30/1998           12,490                 11,897               12,527
 10/31/1998           12,469                 11,877               12,438
 11/30/1998           12,841                 12,231               12,513
 12/31/1998           12,837                 12,227               12,544
  1/31/1999           12,924                 12,310               12,633
  2/28/1999           12,756                 12,150               12,332
  3/31/1999           12,936                 12,322               12,394
  4/30/1999           13,117                 12,494               12,425
  5/31/1999           12,835                 12,225               12,297
  6/30/1999           12,831                 12,222               12,259
  7/31/1999           12,826                 12,217               12,224
  8/31/1999           12,766                 12,159               12,215
  9/30/1999           12,800                 12,192               12,325
 10/31/1999           12,796                 12,189               12,357
 11/30/1999           12,909                 12,296               12,349
 12/31/1999           13,002                 12,384               12,274
  1/31/2000           12,860                 12,249               12,270
  2/29/2000           13,054                 12,434               12,424
  3/31/2000           12,989                 12,372               12,604
  4/30/2000           12,864                 12,253               12,542
  5/31/2000           12,719                 12,115               12,531
  6/30/2000           12,980                 12,363               12,786
  7/31/2000           13,079                 12,457               12,922
  8/31/2000           13,179                 12,553               13,104
  9/30/2000           13,029                 12,410               13,154
 10/31/2000           12,751                 12,146               13,237
 11/30/2000           12,514                 11,920               13,463
 12/31/2000           12,916                 12,302               13,728
  1/31/2001           13,449                 12,811               13,959
  2/28/2001           13,467                 12,827               14,103
  3/31/2001           13,156                 12,531               14,168
  4/30/2001           13,015                 12,397               14,061
  5/31/2001           13,094                 12,472               14,143
  6/30/2001           12,929                 12,315               14,211
  7/31/2001           13,011                 12,393               14,565
  8/31/2001           13,229                 12,601               14,751
  9/30/2001           12,796                 12,188               14,887
 10/31/2001           13,168                 12,542               15,265
 11/30/2001           13,333                 12,699               15,015
 12/31/2001           13,311                 12,679               14,896
  1/31/2002           13,336                 12,703               15,005
  2/28/2002           13,362                 12,727               15,132
  3/31/2002           13,405                 12,768               14,825
  4/30/2002           13,665                 13,016               15,113
  5/31/2002           13,733                 13,081               15,252
  6/30/2002           13,508                 12,866               15,381
  7/31/2002           13,348                 12,714               15,566
  8/31/2002           13,562                 12,918               15,915
  9/30/2002           13,627                 12,980               16,257
 10/31/2002           13,656                 13,007               16,101
 11/30/2002           13,961                 13,298               16,110
 12/31/2002           14,371                 13,688               16,537
  1/31/2003           14,577                 13,885               16,537
  2/28/2003           14,837                 14,132               16,832
  3/31/2003           14,971                 14,259               16,810
  4/30/2003           15,545                 14,807               16,990
  5/31/2003           15,965                 15,207               17,472
  6/30/2003           16,099                 15,334               17,402
  7/31/2003           15,705                 14,959               16,673
  8/31/2003           15,788                 15,038               16,783
  9/30/2003           16,323                 15,548               17,315
 10/31/2003           16,406                 15,627               17,095
 11/30/2003           16,705                 15,912               17,141
 12/31/2003           17,143                 16,328               17,311
  1/31/2004           17,282                 16,461               17,469
  2/29/2004           17,368                 16,543               17,682
  3/31/2004           17,509                 16,677               17,844
  4/30/2004           17,066                 16,255               17,297
  5/31/2004           16,958                 16,153               17,208
  6/30/2004           17,131                 16,317               17,279
  7/31/2004           17,335                 16,512               17,462
  8/31/2004           17,683                 16,844               17,832
  9/30/2004           17,947                 17,094               17,895
 10/31/2004           18,270                 17,402               18,050
 11/30/2004           18,593                 17,710               17,850
 12/31/2004           18,867                 17,971               18,039
  1/31/2005           18,784                 17,891               18,165
  2/28/2005           18,940                 18,040               18,046
  3/31/2005           18,555                 17,674               17,919
  4/30/2005           18,622                 17,737               18,188
  5/31/2005           18,719                 17,830               18,415
  6/30/2005           18,908                 18,010               18,535
  7/31/2005           18,976                 18,075               18,326
  8/31/2005           19,228                 18,315               18,599
  9/30/2005           19,080                 18,174               18,355
 10/31/2005           18,868                 17,972               18,197
 11/30/2005           18,954                 18,054               18,296


The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Strategic Income Fund during the stated time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Government/Credit Bond Index is an unmanaged index that tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of at least one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 11/30/05 (%)

Share class                A             B            C             J          Z
------------------------------------------------------------------------------------
Inception              04/21/77      05/15/92      07/01/97     11/02/98    01/29/99
------------------------------------------------------------------------------------
Sales charge         without with  without with  without with without with  without
------------------------------------------------------------------------------------
6-month (cumulative)  1.33   -3.48  0.79   -4.12  1.03   0.04  0.99   -2.04   1.46
------------------------------------------------------------------------------------
1-year                2.01   -2.84  1.24   -3.48  1.39   0.45  1.65   -1.40   2.27
------------------------------------------------------------------------------------
5-year                8.67    7.62  7.83    7.53  8.02   8.02  8.25    7.59   8.80
------------------------------------------------------------------------------------
10-year               6.60    6.09  5.79    5.79  5.94   5.94  6.32    6.00   6.71
------------------------------------------------------------------------------------

Average annual total return as of 09/30/05 (%)

Share class                A             B            C             J          Z
-----------------------------------------------------------------------------------
Sales charge         without with  without with  without with without with  without
-----------------------------------------------------------------------------------
6-month (cumulative)  2.82   -2.06  2.44   -2.54  2.51   1.52  2.65   -0.43  2.80
-----------------------------------------------------------------------------------
1-year                6.30    1.26  5.52    0.60  5.66   4.68  5.95    2.78  6.61
-----------------------------------------------------------------------------------
5-year                7.91    6.87  7.15    6.85  7.27   7.27  7.58    6.92  8.07
-----------------------------------------------------------------------------------
10-year               6.93    6.41  6.13    6.13  6.26   6.26  6.67    6.35  7.04
-----------------------------------------------------------------------------------

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A shares and 3.00% for class J shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
The share performance information for classes J and Z (newer class shares) includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of class J shares would have been lower and the returns for the class Z shares would have been higher. Class C is a newer class of shares. Its performance information includes returns of the fund's Class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares have similar expense structures. Class A shares were initially offered on April 21, 1977, class B shares were initially offered on May 15, 1992, class C shares initially offered on July 1, 1997, class J shares were initially offered on November 2, 1998 and class Z shares were initially offered on January 29, 1999.

                  FUND PROFILE
                               ------------------------------
                               Columbia Strategic Income Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.
Portfolio structure as of 11/30/05 (%)

                     Government agencies & obligations 50.8
                     --------------------------------------
                     Corporate fixed-income
                       bonds & notes                   38.7
                     --------------------------------------
                     Mortgage-backed securities         5.4
                     --------------------------------------
                     Asset-backed securities            2.2
                     --------------------------------------
                     Convertible bonds                  0.3
                     --------------------------------------
                     Municipal bond (taxable)           0.2
                     --------------------------------------
                     Cash equivalents, net other
                       assets & liabilities             2.4
                     --------------------------------------

Quality breakdown as of 11/30/05 (%)

                                 AAA       45.9
                                 --------------
                                 A          2.7
                                 --------------
                                 BBB        8.0
                                 --------------
                                 BB        13.4
                                 --------------
                                 B         21.0
                                 --------------
                                 CCC        7.0
                                 --------------
                                 CC         0.5
                                 --------------
                                 Non-rated  1.5
                                 --------------


Quality breakdowns is calculated as a percentage of total investments. Ratings shown in the quality breakdowns represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.
Portfolio structure is calculated as a percentage of net assets.
Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Summary

.. For the six-month period ended November 30, 2005, the fund's class A shares returned 1.33% without sales charge.

.. The fund's performance was slightly ahead of its peer group average for the period.

.. Investments in emerging markets and high-yield bonds aided the fund versus its benchmark index.

                                  [GRAPHIC]

                                     Lehman Brothers
                                   Government/Credit
              Class A shares           Bond Index
              --------------       -------------------
                  1.33%                 -0.66%

The Lehman Brothers Government/Credit Bond Index is an unmanaged index that tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of at least one year.

                                   Objective
Seeks current income consistent with prudent risk and also seeks maximum total return.

                               Total Net Assets
                               $1,515.9 million


                                    [FLOWCHART]

              UNDERSTANDING YOUR EXPENSES
                                                     ----------------------------------
                                   Columbia Strategic Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the continuing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

06/01/05 - 11/30/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical     Actual  Hypothetical Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      1,013.29   1,020.10    5.00       5.01            0.99
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      1,007.87   1,016.34    8.76       8.80            1.74
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      1,010.23   1,017.10    8.01       8.04            1.59
-------------------------------------------------------------------------------------------------
Class J 1,000.00      1,000.00      1,009.88   1,018.35    6.75       6.78            1.34
-------------------------------------------------------------------------------------------------
Class Z 1,000.00      1,000.00      1,014.59   1,021.31    3.79       3.80            0.75
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the distributor and transfer agent not waived a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only continuing costs of investing in the fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

                    ECONOMIC UPDATE
                                               ----------------------------------
                             Columbia Strategic Income Fund

The US economy moved ahead at a healthy pace during the six-month period that began June 1, 2005 and ended November 30, 2005. Gross domestic product expanded at an annualized rate of 3.8% as job growth helped buoy consumer spending and rising profits helped business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita, which disrupted the labor market near the end of the summer. During the six-month period, the economy added an average of 146,000 new jobs each month, even with a weak September, when only 17,000 net new jobs were added. In fact, September's job figures, though low compared to other months, came as good news after original estimates had been for net job losses of as high as 35,000.

Energy prices hit a record price of approximately $70 per barrel mid way through the period and sent consumer confidence into a tailspin that continued in the wake of the twin storms. Yet the economy picked up strength as the period wore on -- and so did consumer confidence, which moved sharply higher in November as the price of oil retreated and the job market stabilized. The latest data on the economy suggest that it has retained considerable momentum. A mini-wave of home refinancing activity put additional cash into consumer pockets early in the summer. Manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand.

Bonds slumped as interest rates moved higher

The US bond market came to a standstill as intermediate and long-term interest rates moved higher near the end of the six-month reporting period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.50%, 50 basis points higher than where it started the period. (A basis point is one hundredth of a percent.) In this environment, the Lehman Brothers Aggregate Bond Index returned negative 0.48% for the six-month period. High-yield bonds led the fixed income markets despite a setback as investors appeared to grow more cautious about risk near the end of the period. The Merrill Lynch US High Yield, Cash Pay Index returned 2.57%.

The Fed's short-term rate hikes continued

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 3.0% to 4.0% in four consecutive one-quarter point increases./1/ In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, outgoing Fed chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth, and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

Despite volatility, stocks moved ahead

The S&P 500 Index -- a broad measure of large company stock market performance -- returned 5.88% for this reporting period. However, there was a wide gap among the various style and market capitalization segments of the market. Large-cap value stocks returned a modest 5.70%, as measured by the Russell 1000 Value Index/2/. Small-cap growth stocks led other sectors, as measured by the Russell 2000 Growth Index, which gained 11.68%.

/1/The federal funds rate was increased to 4.25% on December 13, 2005.
/2/The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Summary
For the 6-month period ended November 30, 2005

..  Investment-grade bonds slumped, as measured by the Lehman Brothers Aggregate
   Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

                                  [GRAPHIC]

                 Lehman Index           Merill Lynch Index
                 ------------           ------------------
                    -0.48%                    2.57%

..  Despite volatility, the broad stock market, as measured by the S&P 500
   Index, returned 5.88%. Small-cap growth stocks were the period's best performers, as measured by the Russell 2000 Growth Index.

                 [GRAPHIC]

         S&P Index     Russell Index
         ---------     -------------
            5.88%          11.68%

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.
The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.
The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.
The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

                          PORTFOLIO MANAGERS' REPORT
                                                      --
                          Columbia Strategic Income Fund

For the six-month period ended November 30, 2005, class A shares of Columbia Strategic Income Fund returned 1.33% without sales charge. Fund performance exceeded that of the Lehman Brothers Government/Credit Bond Index, which returned negative 0.66% for the period. The fund also outperformed the average return of the Lipper Multi-Sector Income Funds Category, which was 1.20%./1/ Investments in emerging markets and high-yield securities generally accounted for the fund's favorable relative performance. Neither sector is represented in the index.

Bond market returns varied widely by sector

The different sectors that make up the world's fixed income markets delivered a range of returns, from negative to modest to solidly positive during the period. Emerging market debt, which accounted for 14% to 16% of the fund's assets over the past six months, was the period's best-performing asset class. Steady global growth and high commodity prices improved the capacity of many lesser-developed countries to reduce their debt levels. As a result, the sovereign debt of countries such as Brazil, Colombia, Mexico and Russia were profitable investments.

High-yield securities also performed well during the period, and the fund's holdings in wireless telecom, energy and utility sectors aided its return. Within wireless, holdings in Nextel Partners, Inc., Western Wireless Corp. and US Unwired Inc. all contributed positively to performance as their values increased meaningfully when they were acquired by investment-grade companies. Western Wireless Corp. was sold before the end of the period. Energy and utility companies posted robust operating results, boosted by sustained high prices for oil and gas. As a result, the fund added to its positions in Chesapeake Energy Corp., El Paso Production Holding Co. and the Williams Companies, Inc. Separately, we added modestly to positions in both Ford Motor Credit Co. and General Motors Corp. when these companies were downgraded from investment-grade status. Automotive companies face significant operational challenges in the years ahead, but Ford and GM bonds enjoy some credit protection in the form of profitable finance subsidiaries, which, may be spun off from their respective parent companies.

The results from high-yield securities were not uniformly favorable for the fund. Low-quality securities came under pressure following several high-profile bankruptcies as well as the well-publicized difficulties at Ford and GM. The fund responded by decreasing its exposure to securities rated CCC or lower. These efforts, coupled with the effects of incorporating the Nations Strategic Income Fund into our portfolio, raised the fund's average credit quality to A-.

/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustments for the effect of sales loads.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Net asset value per share as of 11/30/05 (%)

                                  Class A 6.04
                                  ------------
                                  Class B 6.03
                                  ------------
                                  Class C 6.04
                                  ------------
                                  Class J 6.02
                                  ------------
                                  Class Z 5.99
                                  ------------

Distributions declared per share 06/01/05 - 11/30/05 ($)

                                  Class A 0.19
                                  ------------
                                  Class B 0.17
                                  ------------
                                  Class C 0.17
                                  ------------
                                  Class J 0.18
                                  ------------
                                  Class Z 0.20
                                  ------------

SEC yields as of 11/30/05 (%)

                                  Class A 5.06
                                  ------------
                                  Class B 4.56
                                  ------------
                                  Class C 4.71
                                  ------------
                                  Class J 4.73
                                  ------------
                                  Class Z 5.55
                                  ------------

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund


As airlines faced an unwelcome combination of high oil prices and labor uncertainties, we eliminated the fund's positions in Delta Air Lines, Inc. and Northwest Airlines Corp. Cable television companies came under increased competitive pressure, and the fund reduced its position in Charter Communications Holdings LLC following a debt exchange offer. Overall the fund's high-yield commitment declined from 39.0% to 36.5% of the fund.

The fund's investments in the bonds of industrialized nations were hurt by the strength of the US dollar. We only partially hedged the fund's currency exposure, so that unhedged exposure to currencies such as the euro, British pound, Swedish krona and Norwegian krone detracted from performance. Each of these currencies lost value relative to the dollar during the period. The fund's currency exposure was held at approximately 14% of total assets throughout the period.

Looking ahead

Although the US dollar strengthened against most currencies in 2005, we believe that it is likely to resume its downtrend in 2006. The Fed may be close to the end of its cycle of short-term interest rate hikes, and we believe that attention may shift to America's large fiscal, current account and trade deficits. Finally, as liquidity conditions become less favorable, and the current global economic cycle matures, we have become more cautious regarding the credit-sensitive sectors of the fund. We expect to maintain a neutral view on high-yield bonds, despite the historically low level of default rates. While credit fundamentals and supply/demand factors remain favorable in many emerging market countries, political uncertainty caused by the coming year's heavy election cycle could lead to volatility and deterioration in overseas markets.

About your fund

Shareholders approved a proposal to reorganize Nations Strategic Income Fund into Columbia Strategic Income Fund. The merger was completed at the close of business on September 23, 2005.

/2/The Lehman Brothers Government/Credit Bond Index is an unmanaged index that tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of at least one year. It is unmanaged and unavailable for investment.
Holdings discussed in this report as of 11/30/05 (%)

                    Nextel Partners, Inc.               0.1
                    ---------------------------------------
                    US Unwired, Inc.                    0.2
                    ---------------------------------------
                    Chesapeake Energy Corp.             0.2
                    ---------------------------------------
                    El Paso Production Holding Co.      0.1
                    ---------------------------------------
                    Williams Companies, Inc.            0.5
                    ---------------------------------------
                    Ford Motor Credit Co.               0.1
                    ---------------------------------------
                    General Motors Corp.                0.1
                    ---------------------------------------
                    Charter Communications Holdings LLC 0.3

Your fund is actively managed and the composition of its portfolio will change over time. Holdings discussed are calculated as a percentage of net assets.

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund


[PHOTO] Laura A. Ostrander Laura A. Ostrander has managed or co-managed the
                           Columbia Strategic Income Fund since September 2000 and
                           has been with the advisor or its predecessors or affiliate organizations since December 1996.

                           /s/

[PHOTO] Kevin L. Cronk Kevin L. Cronk, CFA, a member of the advisor's High Yield
                       Portfolio Management Team, has co-managed the fund
                       since June 2005. Mr. Cronk joined an affiliate of the advisor in August 1999 as a research analyst specializing in the
                       chemicals, healthcare and telecom industries.

                       /s/

[PHOTO] Thomas A. LaPointe Thomas A. LaPointe, CFA, a member of the advisor's High
                           Yield Portfolio Management Team, has co-managed the
                           fund since June 2005. Mr. LaPointe joined an affiliate of the advisor in February 1999 as a senior member of the Fixed
                           Income Department's research group and has provided
                           high-yield analytical support to mutual funds investing in the metals, gaming and European telecom industries.

                           /s/

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but also has a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. High-yield bonds issued by foreign entities have greater potential risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

As liquidity conditions become less favorable, and the current global economic cycle matures, we have become more cautious on the credit-sensitive sectors of the fund.

          INVESTMENT PORTFOLIO
                                        ------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Government Agencies & Obligations - 50.8%

FOREIGN GOVERNMENT OBLIGATIONS - 30.7%                                 Par  Value ($)
-------------------------------------- ------------------- --- ----------- ----------
Aries Vermoegensverwaltungs GmbH       7.750% 10/25/09 (a) EUR     500,000    677,925
                                       7.750% 10/25/09           2,750,000  3,728,589
                                       9.600% 10/25/14     USD     750,000    966,075
                                       ------------------- --- ----------- ----------
      Australian Government Bond       7.500% 09/15/09     AUD   8,895,000  7,054,978
                                       ------------------- --- ----------- ----------
         Corp. Andina de Fomento       6.375% 06/18/09     EUR   4,350,000  5,631,958
                                       ------------------- --- ----------- ----------
        European Investment Bank       7.625% 12/07/07     GBP   5,210,000  9,543,615
                                       ------------------- --- ----------- ----------
      Federal Republic of Brazil       5.188% 04/15/24 (b) USD  11,750,000 11,133,125
                                       11.500% 04/02/09    EUR   4,250,000  6,023,927
                                       14.500% 10/15/09    USD  12,750,000 16,256,250
                                       ------------------- --- ----------- ----------
     Federal Republic of Germany       4.250% 07/04/14     EUR  12,990,000 16,288,959
                                       5.000% 07/04/12           5,010,000  6,512,210
                                       5.250% 07/04/10           1,580,000  2,033,539
                                       6.000% 07/04/07          10,720,000 13,264,183
                                       ------------------- --- ----------- ----------
            Government of Canada       5.250% 06/01/13     CAD   8,775,000  8,132,210
                                       10.000% 06/01/08         24,110,000 23,700,813
                                       ------------------- --- ----------- ----------
       Government of New Zealand       6.000% 11/15/11     NZD  17,075,000 12,018,599
                                       6.500% 04/15/13          16,060,000 11,700,653
                                       ------------------- --- ----------- ----------
               Kingdom of Norway       5.500% 05/15/09     NOK 100,170,000 15,825,259
                                       6.000% 05/16/11          32,380,000  5,338,958
                                       ------------------- --- ----------- ----------
                Kingdom of Spain       5.500% 07/30/17     EUR  13,410,000 18,729,408
                                       ------------------- --- ----------- ----------
               Kingdom of Sweden       5.000% 01/28/09     SEK 112,860,000 14,880,656
                                       6.750% 05/05/14          96,000,000 14,846,323
                                       ------------------- --- ----------- ----------
              Province of Quebec       6.000% 10/01/12     CAD   7,155,000  6,774,328
                                       6.000% 10/01/29           4,030,000  4,017,461
                                       ------------------- --- ----------- ----------
            Republic of Bulgaria       8.250% 01/15/15     USD   8,515,000 10,205,227
                                       8.250% 01/15/15 (a)         300,000    361,875
                                       ------------------- --- ----------- ----------
               Republic of Chile       5.500% 01/15/13           1,671,000  1,711,589
                                       ------------------- --- ----------- ----------
            Republic of Colombia       8.125% 05/21/24           3,325,000  3,502,888
                                       9.750% 04/09/11           5,436,792  6,078,333
                                       11.375% 01/31/08    EUR   3,285,000  4,459,779
                                       ------------------- --- ----------- ----------
              Republic of France       4.000% 04/25/14           8,220,000 10,130,967
                                       4.750% 10/25/12          20,450,000 26,291,555
                                       5.500% 10/25/10           2,490,000  3,251,770
                                       ------------------- --- ----------- ----------
              Republic of Panama       8.875% 09/30/27     USD   7,270,000  8,505,900
                                       9.375% 07/23/12             400,000    466,600
                                       ------------------- --- ----------- ----------
                Republic of Peru       5.000% 03/07/17             656,000    639,600
                                       7.500% 10/14/14     EUR   2,855,000  3,887,784
                                       9.875% 02/06/15           6,100,000  7,533,500

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Government Agencies & Obligations - (continued)

FOREIGN GOVERNMENT OBLIGATIONS - (continued)                                          Par     Value ($)
---------------------------------------------- ------------------------ ------ ------------ -----------
                   Republic of Poland          5.750% 03/24/10          PLN    26,440,000     8,115,035
                                               8.500% 05/12/07          USD    14,958,000     4,734,797
                                               ------------------------ ------ ------------ -----------
             Republic of South Africa          5.250% 05/16/13          EUR     6,625,000     8,422,471
                                               6.500% 06/02/14          USD     7,346,000     7,942,862
                                               ------------------------ ------ ------------ -----------
                Republic of Venezuela          4.563% 12/18/07 (b)                476,190       473,810
                                               9.250% 09/15/27                  7,195,000     8,285,042
                                               ------------------------ ------ ------------ -----------
                   Russian Federation          5.000% 03/31/30
                                               (7.500% 03/31/07) (c)           10,860,000    12,165,372
                                               11.000% 07/24/18                 5,752,000     8,484,200
                                               12.750% 06/24/28                 7,430,000    13,530,030
                                               ------------------------ ------ ------------ -----------
              United Kingdom Treasury          5.000% 09/07/14          GBP       710,000     1,295,615
                                               8.000% 06/07/21                  2,860,000     7,055,246
                                               9.000% 07/12/11                  5,350,000    11,418,623
                                               ------------------------ ------ ------------ -----------
                United Mexican States          7.500% 03/08/10          EUR     5,040,000     6,830,516
                                               7.500% 04/08/33          USD    11,406,000    13,362,129
                                               8.125% 12/30/19                  5,720,000     7,029,880
                                               11.375% 09/15/16                 7,590,000    11,214,225
                                               ------------------------ ------ ------------ -----------
              Victoria Treasury Corp.          7.500% 08/15/08          AUD    16,885,000    13,103,320
                                                                                            -----------
                                               FOREIGN GOVERNMENT OBLIGATIONS TOTAL         465,570,541

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.1%
---------------------------------------------- ------------------------ ------ ------------ -----------
             Federal Farm Credit Bank          2.500% 03/15/06                    280,000       278,568
                                               5.000% 08/25/10                  8,600,000     8,522,170
                                               ------------------------ ------ ------------ -----------
               Federal Home Loan Bank          2.000% 02/13/06                    300,000       298,581
                                               ------------------------ ------ ------------ -----------
     Federal Home Loan Mortgage Corp.          1.875% 02/15/06                  1,000,000       995,072
                                               5.125% 10/15/08                  1,280,000     1,293,358
                                               5.750% 03/15/09                  1,010,000     1,040,779
                                               6.750% 03/15/31                    406,000       497,799
                                               ------------------------ ------ ------------ -----------
Federal National Mortgage Association          2.625% 11/15/06                    394,000       386,550
                                               4.375% 07/17/13                  3,003,000     2,882,760
                                               5.500% 12/01/99                  5,808,000     5,719,068
                                               ------------------------ ------ ------------ -----------
                  U.S. Treasury Bonds          7.500% 11/15/24                 18,400,000    24,512,977
                                               8.875% 02/15/19                 11,400,000    15,993,402
                                               10.375% 11/15/12                52,000,000    57,732,168
                                               10.625% 08/15/15                29,415,000    43,219,371
                                               12.500% 08/15/14                52,151,000    66,323,451
                                               ------------------------ ------ ------------ -----------
                  U.S. Treasury Notes          2.750% 06/30/06                  2,550,000     2,526,892
                                               4.000% 06/15/09                  4,650,000     4,586,425
                                               4.875% 02/15/12                 14,500,000    14,808,690
                                               5.000% 02/15/11                 21,900,000    22,480,000
                                               7.000% 07/15/06                 20,000,000    20,310,160
                                               ------------------------ ------ ------------ -----------
                 U.S. Treasury STRIPS          (d) 11/15/08                     7,000,000     6,149,731
                                               (d) 11/15/13                     2,250,000     1,566,931
                                               (d) 05/15/23                     4,550,000     1,951,136
                                                                                            -----------
                                               U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL 304,076,039

                                               Total Government Agencies & Obligations
                                               (cost of $767,547,855)                       769,646,580

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund


Corporate Fixed-Income Bonds & Notes - 38.7%

BASIC MATERIALS - 3.9%
Chemicals - 1.9%                                                   Par ($)  Value ($)
------------------------------------ ----------------------- --- --------- ----------
Agricultural Chemicals - 0.6%
                                     ----------------------- --- --------- ----------
                    IMC Global, Inc. 10.875% 08/01/13            2,005,000  2,330,812
                                     ----------------------- --- --------- ----------
                 Terra Capital, Inc. 12.875% 10/15/08            2,345,000  2,731,925
                                     ----------------------- --- --------- ----------
                   UAP Holding Corp. (e) 07/15/12
                                     (10.750% 01/15/08)          1,630,000  1,401,800
                                     ----------------------- --- --------- ----------
                United Agri Products 8.250% 12/15/11             1,908,000  1,993,860
                                     ----------------------- --- --------- ----------
                                                                            8,458,397
Chemicals - Diversified - 1.1%
                                     ----------------------- --- --------- ----------
       BCP Crystal US Holdings Corp. 9.625% 06/15/14             1,250,000  1,387,500
                                     ----------------------- --- --------- ----------
               EquiStar Chemicals LP 10.625% 05/01/11            1,850,000  2,048,875
                                     ----------------------- --- --------- ----------
          Huntsman International LLC 7.375% 01/01/15 (a)         1,805,000  1,741,825
                                     ----------------------- --- --------- ----------
                        Huntsman LLC 11.500% 07/15/12            1,925,000  2,175,250
                                     ----------------------- --- --------- ----------
Innophos Investments Holdings, Inc., PIK,
                                     12.340% 02/15/15 (a)(b)     1,227,130  1,156,484
                                     ----------------------- --- --------- ----------
               Lyondell Chemical Co. 9.625% 05/01/07             2,650,000  2,782,500
                                     ----------------------- --- --------- ----------
                        Nell AF SARL 8.375% 08/15/15 (a)         1,005,000    984,900
                                     8.375% 08/15/15 (a)     EUR   830,000    978,570
                                     ----------------------- --- --------- ----------
                NOVA Chemicals Corp. 6.500% 01/15/12             2,335,000  2,282,463
                                     7.561% 11/15/13 (a)(b)      1,470,000  1,499,400
                                     ----------------------- --- --------- ----------
                                                                           17,037,767
Chemicals - Specialty - 0.2%
                                     ----------------------- --- --------- ----------
                           Rhodia SA 8.875% 06/01/11             2,655,000  2,694,825
                                     ----------------------- --- --------- ----------
                                                                            2,694,825
                                                                           ----------
                                                           Chemicals Total 28,190,989
Forest Products & Paper - 1.4%
Forestry - 0.1%
                                     ----------------------- --- --------- ----------
 Millar Western Forest Products Ltd. 7.750% 11/15/13               900,000    693,000
                                     ----------------------- --- --------- ----------
             Tembec Industries, Inc. 8.500% 02/01/11             2,245,000  1,358,225
                                     ----------------------- --- --------- ----------
                                                                            2,051,225
Paper & Related Products - 1.3%
                                     ----------------------- --- --------- ----------
          Abitibi-Consolidated, Inc. 8.375% 04/01/15             2,225,000  2,158,250
                                     ----------------------- --- --------- ----------
                   Boise Cascade LLC 7.025% 10/15/12 (b)(f)      2,635,000  2,582,300
                                     7.125% 10/15/14             1,360,000  1,251,200
                                     ----------------------- --- --------- ----------

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund


  Corporate Fixed-Income Bonds & Notes - (continued)
  BASIC MATERIALS - (continued)
  Forest Products & Paper - (continued)                       Par ($)   Value ($)
  -------------------------------------- ------------------ ---------- ----------
  Paper & Related Products - (continued)
                                         ------------------ ---------- ----------
              Buckeye Technologies, Inc. 8.500% 10/01/13    1,310,000   1,310,000
                                         ------------------ ---------- ----------
              Caraustar Industries, Inc. 9.875% 04/01/11    1,400,000   1,403,500
                                         ------------------ ---------- ----------
                   Georgia-Pacific Corp. 8.000% 01/15/24    4,135,000   4,000,612
                                         ------------------ ---------- ----------
                      Neenah Paper, Inc. 7.375% 11/15/14      740,000     658,600
                                         ------------------ ---------- ----------
                      Newark Group, Inc. 9.750% 03/15/14    2,355,000   2,072,400
                                         ------------------ ---------- ----------
                           NewPage Corp. 10.000% 05/01/12   1,245,000   1,216,988
                                         ------------------ ---------- ----------
                             Norske Skog 7.375% 03/01/14    1,495,000   1,356,713
                                         8.625% 06/15/11    1,080,000   1,055,700
                                         ------------------ ---------- ----------
                                                                       19,066,263
                                                                       ----------
                                         Forest Products & Paper Total 21,117,488
  Iron/Steel - 0.2%
  Steel - Producers - 0.1%
                                         ------------------ ---------- ----------
                    Steel Dynamics, Inc. 9.500% 03/15/09      970,000   1,022,138
                                         ------------------ ---------- ----------
                                                                        1,022,138
  Steel - Specialty - 0.1%
                                         ------------------ ---------- ----------
                      UCAR Finance, Inc. 10.250% 02/15/12   2,525,000   2,670,187
                                         ------------------ ---------- ----------
                                                                        2,670,187
                                                                       ----------
                                                   Iron/Steel Total     3,692,325
  Metals & Mining - 0.4%
  Mining Services - 0.0%
                                         ------------------ ---------- ----------
  Hudson Bay Mining & Smelting Co., Ltd. 9.625% 01/15/12      625,000     664,063
                                         ------------------ ---------- ----------
                                                                          664,063
  Non-Ferrous Metals - 0.4%
                                         ------------------ ---------- ----------
                           Codelco, Inc. 5.500% 10/15/13    6,000,000   6,044,400
                                         ------------------ ---------- ----------
                                                                        6,044,400
                                                                       ----------
                                              Metals & Mining Total     6,708,463
                                                                       ----------
                                              BASIC MATERIALS TOTAL    59,709,265
  COMMUNICATIONS - 7.7%
  Media - 3.2%
  Broadcast Services/Programs - 0.1%
                                         ------------------ ---------- ----------
             Fisher Communications, Inc. 8.625% 09/15/14    1,120,000   1,181,600
                                         ------------------ ---------- ----------
                                                                        1,181,600

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

COMMUNICATIONS - (continued)
Media - (continued)                                                     Par ($)  Value ($)
--------------------------------------------- ----------------------- --------- ----------
Cable TV - 1.3%
                                              ----------------------- --------- ----------
               Atlantic Broadband Finance LLC 9.375% 01/15/14         2,265,000  2,044,162
                                              ----------------------- --------- ----------
       Charter Communications Holdings II LLC 10.250% 09/15/10        2,180,000  2,180,000
                                              ----------------------- --------- ----------
          Charter Communications Holdings LLC 9.920% 04/01/14 (a)     7,380,000  4,612,500
                                              ----------------------- --------- ----------
                           CSC Holdings, Inc. 7.000% 04/15/12 (a)       860,000    819,150
                                              7.625% 04/01/11         4,005,000  3,994,987
                                              ----------------------- --------- ----------
                           EchoStar DBS Corp. 6.625% 10/01/14         3,390,000  3,271,350
                                              ----------------------- --------- ----------
                           Insight Midwest LP 9.750% 10/01/09         1,115,000  1,151,238
                                              ----------------------- --------- ----------
       Pegasus Satellite Communications, Inc. 11.250% 01/15/10 (a)(g) 2,290,000    229,000
                                              ----------------------- --------- ----------
                     Telenet Group Holding NV (e) 06/15/14
                                              (11.500% 12/15/08) (a)  1,877,000  1,499,254
                                              ----------------------- --------- ----------
                                                                                19,801,641
Multimedia - 0.4%
                                              ----------------------- --------- ----------
               Advanstar Communications, Inc. 15.000% 10/15/11        1,555,000  1,628,863
                                              ----------------------- --------- ----------
                  Haights Cross Operating Co. 11.750% 08/15/11          860,000    933,100
                                              ----------------------- --------- ----------
                            Lamar Media Corp. 6.625% 08/15/15 (a)     1,815,000  1,824,075
                                              ----------------------- --------- ----------
                         Quebecor Media, Inc. 11.125% 07/15/11        1,620,000  1,753,650
                                              ----------------------- --------- ----------
                                                                                 6,139,688
Publishing - Newspapers - 0.2%
                                              ----------------------- --------- ----------
                              Hollinger, Inc. 11.875% 03/01/11 (a)      734,000    734,000
                                              12.875% 03/01/11 (a)    1,636,000  1,725,980
                                              ----------------------- --------- ----------
                                                                                 2,459,980
Publishing - Periodicals - 0.8%
                                              ----------------------- --------- ----------
                           Dex Media East LLC 12.125% 11/15/12          776,000    904,040
                                              ----------------------- --------- ----------
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09         1,000,000  1,082,500
                                              ----------------------- --------- ----------
                           Dex Media West LLC 9.875% 08/15/13         4,397,000  4,897,159
                                              ----------------------- --------- ----------
                              Dex Media, Inc. (e) 11/15/13
                                              (9.000% 11/15/08)       1,775,000  1,402,250
                                              ----------------------- --------- ----------
                               PriMedia, Inc. 8.875% 05/15/11         2,725,000  2,622,812
                                              ----------------------- --------- ----------
                        WDAC Subsidiary Corp. 8.375% 12/01/14 (a)     1,455,000  1,396,800
                                              ----------------------- --------- ----------
                                                                                12,305,561

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

COMMUNICATIONS - (continued)
Media - (continued)                                           Par ($)  Value ($)
----------------------------------- ----------------------- --------- ----------
Television - 0.4%
                                    ----------------------- --------- ----------
          LIN Television Corp.      6.500% 05/15/13 (a)       490,000    471,625
                                    ----------------------- --------- ----------
   Paxson Communications Corp.      (e) 01/15/09
                                    (12.250% 01/15/06)      2,120,000  2,186,250
                                    10.750% 07/15/08          615,000    631,912
                                    ----------------------- --------- ----------
Sinclair Broadcast Group, Inc.      8.750% 12/15/11         2,840,000  3,003,300
                                    ----------------------- --------- ----------
                                                                       6,293,087
                                                                      ----------
                                                          Media Total 48,181,557
Telecommunication Services - 4.5%
Cellular Telecommunications - 1.7%
                                    ----------------------- --------- ----------
       American Cellular Corp.      10.000% 08/01/11        2,240,000  2,430,400
                                    ----------------------- --------- ----------
                  Digicel Ltd.      9.250% 09/01/12 (a)     1,895,000  1,951,850
                                    ----------------------- --------- ----------
 Dobson Cellular Systems, Inc.      8.375% 11/01/11         2,170,000  2,300,200
                                    ----------------------- --------- ----------
             Horizon PCS, Inc.      11.375% 07/15/12        1,355,000  1,561,638
                                    ----------------------- --------- ----------
               iPCS Escrow Co.      11.500% 05/01/12          750,000    864,375
                                    ----------------------- --------- ----------
   Nextel Communications, Inc.      7.375% 08/01/15         3,645,000  3,830,677
                                    ----------------------- --------- ----------
         Nextel Partners, Inc.      8.125% 07/01/11         1,915,000  2,053,837
                                    ----------------------- --------- ----------
           Rogers Cantel, Inc.      9.750% 06/01/16         2,208,000  2,638,560
                                    ----------------------- --------- ----------
         Rogers Wireless, Inc.      8.000% 12/15/12         1,225,000  1,298,500
                                    ----------------------- --------- ----------
          Rural Cellular Corp.      8.250% 03/15/12         2,305,000  2,414,487
                                    9.750% 01/15/10           440,000    441,100
                                    10.041% 11/01/12 (a)(b) 1,680,000  1,671,600
                                    ----------------------- --------- ----------
              US Unwired, Inc.      10.000% 06/15/12        2,540,000  2,889,250
                                    ----------------------- --------- ----------
                                                                      26,346,474
Satellite Telecommunications - 0.6%
                                    ----------------------- --------- ----------
       Inmarsat Finance II PLC      (e) 11/15/12
                                    (10.375% 11/15/08)      2,185,000  1,778,044
                                    ----------------------- --------- ----------
         Intelsat Bermuda Ltd.      8.250% 01/15/13 (a)     3,835,000  3,825,412
                                    ----------------------- --------- ----------
                PanAmSat Corp.      9.000% 08/15/14         1,346,000  1,414,982
                                    ----------------------- --------- ----------
  Zeus Special Subsidiary Ltd.      (e) 02/01/15
                                    (9.250% 02/01/10) (a)   1,875,000  1,223,438
                                    ----------------------- --------- ----------
                                                                       8,241,876

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

COMMUNICATIONS - (continued)
Telecommunication Services - (continued)                         Par ($)    Value ($)
---------------------------------------- --------------------- ---------- -----------
Telecommunication Equipment - 0.1%
                                         --------------------- ---------- -----------
               Lucent Technologies, Inc. 6.450% 03/15/29       2,430,000    2,089,800
                                         --------------------- ---------- -----------
                                                                            2,089,800
Telecommunication Services - 0.3%
                                         --------------------- ---------- -----------
            Syniverse Technologies, Inc. 7.750% 08/15/13 (a)   1,390,000    1,412,588
                                         --------------------- ---------- -----------
      Time Warner Telecom Holdings, Inc. 9.250% 02/15/14         815,000      837,413
                                         --------------------- ---------- -----------
               Time Warner Telecom, Inc. 10.125% 02/01/11      2,293,000    2,401,917
                                         --------------------- ---------- -----------
                                                                            4,651,918
Telephone - Integrated - 1.5%
                                         --------------------- ---------- -----------
                          Axtel SA de CV 11.000% 12/15/13      1,520,000    1,698,600
                                         --------------------- ---------- -----------
                   Cincinnati Bell, Inc. 7.000% 02/15/15       3,520,000    3,388,000
                                         --------------------- ---------- -----------
             Citizens Communications Co. 9.000% 08/15/31       2,895,000    2,873,288
                                         --------------------- ---------- -----------
             Qwest Capital Funding, Inc. 6.875% 07/15/28       4,065,000    3,668,662
                                         --------------------- ---------- -----------
Qwest Communications International, Inc. 7.500% 02/15/14 (a)   2,430,000    2,466,450
                                         --------------------- ---------- -----------
                             Qwest Corp. 7.500% 06/15/23       2,910,000    2,873,625
                                         8.875% 03/15/12       3,660,000    4,126,650
                                         --------------------- ---------- -----------
                SBC Communications, Inc. 5.750% 05/02/06         430,000      431,806
                                         --------------------- ---------- -----------
                            US LEC Corp. 12.716% 10/01/09 (b)  1,195,000    1,278,650
                                         --------------------- ---------- -----------
                                                                           22,805,731
Wireless Equipment - 0.3%
                                         --------------------- ---------- -----------
                   American Towers, Inc. 7.250% 12/01/11       1,690,000    1,761,825
                                         --------------------- ---------- -----------
            SBA Telecommunications, Inc. (e) 12/15/11
                                         (9.750% 12/15/07)     2,650,000    2,424,750
                                         --------------------- ---------- -----------
                                                                            4,186,575
                                                                          -----------
                                         Telecommunication Services Total  68,322,374
                                                                          -----------
                                                   COMMUNICATIONS TOTAL   116,503,931

CONSUMER CYCLICAL - 6.4%
Airlines - 0.1%
Airlines - 0.1%
                                         --------------------- ---------- -----------
              Continental Airlines, Inc. 7.568% 12/01/06       2,625,000    2,493,750
                                         --------------------- ---------- -----------
                                                                            2,493,750
                                                                          -----------
                                                         Airlines Total     2,493,750

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER CYCLICAL - (continued)
Apparel - 0.6%                                                  Par ($) Value ($)
---------------------------------------- -------------------  --------- ---------
Apparel Manufacturers - 0.6%
                                         -------------------  --------- ---------
             Broder Brothers Co.         11.250% 10/15/10     1,735,000 1,596,200
                                         -------------------  --------- ---------
              Levi Strauss & Co.         9.750% 01/15/15      4,855,000 5,024,925
                                         -------------------  --------- ---------
       Phillips-Van Heusen Corp.         7.250% 02/15/11      1,130,000 1,146,950
                                         8.125% 05/01/13      1,140,000 1,188,450
                                         -------------------  --------- ---------
                                                                        8,956,525
                                                                        ---------
                                                         Apparel Total  8,956,525
Auto Manufacturers - 0.2%
Auto - Cars/Light Trucks - 0.1%
                                         -------------------  --------- ---------
            General Motors Corp.         8.375% 07/15/33      1,570,000 1,071,525
                                         -------------------  --------- ---------
                                                                        1,071,525
Auto - Medium & Heavy Duty Trucks - 0.1%
                                         -------------------  --------- ---------
    Navistar International Corp.         7.500% 06/15/11      1,805,000 1,741,825
                                         -------------------  --------- ---------
                                                                        1,741,825
                                                                        ---------
                                              Auto Manufacturers Total  2,813,350
Auto Parts & Equipment - 0.6%
Auto/Truck Parts & Equipment - Original - 0.1%
                                         -------------------  --------- ---------
Cooper-Standard Automotive, Inc.         7.000% 12/15/12        550,000   497,750
                                         8.375% 12/15/14      1,165,000   879,575
                                         -------------------  --------- ---------
                                                                        1,377,325
Auto/Truck Parts & Equipment - Replacement - 0.2%
                                         -------------------  --------- ---------
        Commercial Vehicle Group         8.000% 07/01/13 (a)  1,835,000 1,816,650
                                         -------------------  --------- ---------
                   Rexnord Corp.         10.125% 12/15/12     1,286,000 1,390,488
                                         -------------------  --------- ---------
                                                                        3,207,138
Rubber - Tires - 0.3%
                                         -------------------  --------- ---------
      Goodyear Tire & Rubber Co.         9.000% 07/01/15 (a)  4,105,000 4,012,637
                                         -------------------  --------- ---------
                                                                        4,012,637
                                                                        ---------
                                          Auto Parts & Equipment Total  8,597,100
Distribution/Wholesale - 0.1%
Distribution/Wholesale - 0.1%
                                         -------------------  --------- ---------
               Buhrmann US, Inc.         7.875% 03/01/15        970,000   962,725
                                         -------------------  --------- ---------
                                                                          962,725
                                                                        ---------
                                         Distribution / Wholesale Total   962,725

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER CYCLICAL - (continued)
Entertainment - 0.6%                                           Par ($) Value ($)
---------------------------------------- ------------------- --------- ---------
Casino Services - 0.1%
                                         ------------------- --------- ---------
        Tunica-Biloxi Gaming Authority   9.000% 11/15/15 (a) 1,410,000 1,406,475
                                         ------------------- --------- ---------
                                                                       1,406,475
Gambling (Non-Hotel) - 0.1%
                                         ------------------- --------- ---------
                Global Cash Access LLC   8.750% 03/15/12     1,593,000 1,692,562
                                         ------------------- --------- ---------
                                                                       1,692,562
Music - 0.2%
                                         ------------------- --------- ---------
    Steinway Musical Instruments, Inc.   8.750% 04/15/11     1,305,000 1,363,725
                                         ------------------- --------- ---------
                    Warner Music Group   7.375% 04/15/14     2,320,000 2,262,000
                                         ------------------- --------- ---------
                                                                       3,625,725
Resorts/Theme Parks - 0.2%
                                         ------------------- --------- ---------
                       Six Flags, Inc.   9.625% 06/01/14     2,535,000 2,509,650
                                         ------------------- --------- ---------
                                                                       2,509,650
                                                                       ---------
                                                   Entertainment Total 9,234,412
Home Builders - 0.6%
Building - Residential/Commercial - 0.6%
                                         ------------------- --------- ---------
                     D.R. Horton, Inc.   9.750% 09/15/10     3,070,000 3,453,750
                                         ------------------- --------- ---------
        K. Hovnanian Enterprises, Inc.   7.750% 05/15/13       400,000   392,000
                                         8.875% 04/01/12     1,270,000 1,314,450
                                         10.500% 10/01/07    1,470,000 1,580,250
                                         ------------------- --------- ---------
                Standard Pacific Corp.   7.000% 08/15/15       270,000   245,700
                                         9.250% 04/15/12     1,800,000 1,836,000
                                         ------------------- --------- ---------
                                                                       8,822,150
                                                                       ---------
                                                   Home Builders Total 8,822,150
Home Furnishings - 0.1%
Home Furnishings - 0.1%
                                         ------------------- --------- ---------
                  WII Components, Inc.   10.000% 02/15/12    1,385,000 1,336,525
                                         ------------------- --------- ---------
                                                                       1,336,525
                                                                       ---------
                                                Home Furnishings Total 1,336,525
Leisure Time - 0.3%
Leisure & Recreational Products - 0.1%
                                         ------------------- --------- ---------
Bombardier Recreational Products, Inc.   8.375% 12/15/13       220,000   219,450
                                         ------------------- --------- ---------
                              K2, Inc.   7.375% 07/01/14     1,220,000 1,201,700
                                         ------------------- --------- ---------
                                                                       1,421,150

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER CYCLICAL - (continued)
Leisure Time - (continued)                                                 Par ($)  Value ($)
--------------------------------------------------- -------------------- --------- ----------
Recreational Centers - 0.2%
                                                    -------------------- --------- ----------
                             Equinox Holdings, Inc. 9.000% 12/15/09      1,650,000  1,691,250
                                                    -------------------- --------- ----------
                    Town Sports International, Inc. (e) 02/01/14
                                                    (11.000% 02/01/09)   2,765,000  1,838,725
                                                    -------------------- --------- ----------
                                                                                    3,529,975
                                                                                   ----------
                                                                Leisure Time Total  4,951,125
Lodging - 2.4%
Casino Hotels - 2.4%
                                                    -------------------- --------- ----------
                                   CCM Merger, Inc. 8.000% 08/01/13 (a)    565,000    546,638
                                                    -------------------- --------- ----------
          Chukchansi Economic Development Authority 8.000% 11/15/13 (a)  1,900,000  1,909,500
                                                    -------------------- --------- ----------
      Circus & Eldorado/Silver Legacy Capital Corp. 10.125% 03/01/12     2,015,000  2,130,863
                                                    -------------------- --------- ----------
Eldorado Casino Shreveport/Shreveport Capital Corp. 10.000% 08/01/12     3,954,825  3,717,535
                                                    -------------------- --------- ----------
                                 Greektown Holdings 10.750% 12/01/13 (a) 1,755,000  1,765,969
                                                    -------------------- --------- ----------
                              Hard Rock Hotel, Inc. 8.875% 06/01/13      2,920,000  3,117,100
                                                    -------------------- --------- ----------
           Inn of the Mountain Gods Resort & Casino 12.000% 11/15/10     1,915,000  2,001,175
                                                    -------------------- --------- ----------
                         Kerzner International Ltd. 6.750% 10/01/15 (a)  2,740,000  2,650,950
                                                    -------------------- --------- ----------
                                         MGM Mirage 6.750% 09/01/12      3,055,000  3,070,275
                                                    8.500% 09/15/10      1,695,000  1,843,313
                                                    -------------------- --------- ----------
                    Mohegan Tribal Gaming Authority 6.125% 02/15/13      1,200,000  1,182,000
                                                    -------------------- --------- ----------
                         Penn National Gaming, Inc. 6.750% 03/01/15      3,045,000  2,968,875
                                                    -------------------- --------- ----------
                       Pinnacle Entertainment, Inc. 8.750% 10/01/13      1,875,000  1,968,750
                                                    -------------------- --------- ----------
                                 San Pasqual Casino 8.000% 09/15/13 (a)  1,525,000  1,517,375
                                                    -------------------- --------- ----------
                                Seneca Gaming Corp. 7.250% 05/01/12      1,800,000  1,822,500
                                                    -------------------- --------- ----------
                              Station Casinos, Inc. 6.000% 04/01/12      2,355,000  2,349,112
                                                    -------------------- --------- ----------
                                 Wynn Las Vegas LLC 6.625% 12/01/14      2,745,000  2,642,062
                                                    -------------------- --------- ----------
                                                                                   37,203,992
Hotels & Motels - 0.0%
                                                    -------------------- --------- ----------
                               HMH Properties, Inc. 7.875% 08/01/08         60,000     60,900
                                                    -------------------- --------- ----------
                                                                                       60,900
                                                                                   ----------
                                                                     Lodging Total 37,264,892
Retail - 0.7%
Retail - Automobiles - 0.1%
                                                    -------------------- --------- ----------
                      Asbury Automotive Group, Inc. 8.000% 03/15/14      1,985,000  1,865,900
                                                    -------------------- --------- ----------
                                                                                    1,865,900

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER CYCLICAL - (continued)
Retail - (continued)                                                Par ($)  Value ($)
-------------------------------------------- -------------------- --------- ----------
Retail - Drug Stores - 0.1%
                                             -------------------- --------- ----------
                              Rite Aid Corp. 7.500% 01/15/15        675,000    624,375
                                             9.250% 06/01/13        470,000    427,700
                                             -------------------- --------- ----------
                                                                             1,052,075
Retail - Home Furnishings - 0.1%
                                             -------------------- --------- ----------
                          Tempur-Pedic, Inc. 10.250% 08/15/10     2,161,000  2,323,075
                                             -------------------- --------- ----------
                                                                             2,323,075
Retail - Propane Distributors - 0.2%
                                             -------------------- --------- ----------
                      Ferrellgas Partners LP 8.750% 06/15/12      1,820,000  1,779,050
                                             -------------------- --------- ----------
Suburban Propane Partners LP/Suburban Energy
                               Finance Corp. 6.875% 12/15/13      1,000,000    922,500
                                             -------------------- --------- ----------
                                                                             2,701,550
Retail - Restaurants - 0.1%
                                             -------------------- --------- ----------
                  Landry's Restaurants, Inc. 7.500% 12/15/14      1,675,000  1,566,125
                                             -------------------- --------- ----------
                                                                             1,566,125
Retail - Video Rental - 0.1%
                                             -------------------- --------- ----------
                         Movie Gallery, Inc. 11.000% 05/01/12     1,450,000  1,087,500
                                             -------------------- --------- ----------
                                                                             1,087,500
                                                                            ----------
                                                               Retail Total 10,596,225
Textiles - 0.1%
Textile - Products - 0.1%
                                             -------------------- --------- ----------
                                     INVISTA 9.250% 05/01/12 (a)  1,440,000  1,544,400
                                             -------------------- --------- ----------
                                                                             1,544,400
                                                                            ----------
                                                             Textiles Total  1,544,400
                                                                            ----------
                                                    CONSUMER CYCLICAL TOTAL 97,573,179
CONSUMER NON-CYCLICAL - 5.2%
Agriculture - 0.1%
Tobacco - 0.1%
                                             -------------------- --------- ----------
            Alliance One International, Inc. 11.000% 05/15/12 (a) 1,340,000  1,162,450
                                             -------------------- --------- ----------
                                                                             1,162,450
                                                                            ----------
                                                          Agriculture Total  1,162,450
Beverages - 0.1%
Beverages - Wine/Spirits - 0.1%
                                             -------------------- --------- ----------
                  Constellation Brands, Inc. 8.000% 02/15/08        120,000    125,400
                                             8.125% 01/15/12      1,525,000  1,586,000
                                             -------------------- --------- ----------
                                                                             1,711,400
                                                                            ----------
                                                            Beverages Total  1,711,400

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER NON-CYCLICAL - (continued)
Biotechnology - 0.2%                                           Par ($)  Value ($)
--------------------------------------- -------------------- --------- ----------
Medical - Biomedical/Gene - 0.2%
                                        -------------------- --------- ----------
  Bio-Rad Laboratories, Inc.            7.500% 08/15/13      2,230,000  2,347,075
                                        -------------------- --------- ----------
                                                                        2,347,075
                                                                       ----------
                                                   Biotechnology Total  2,347,075
Commercial Services - 1.4%
Commercial Services - 0.1%
                                        -------------------- --------- ----------
         Iron Mountain, Inc.            7.750% 01/15/15      2,035,000  2,045,175
                                        -------------------- --------- ----------
              Mac-Gray Corp.            7.625% 08/15/15 (a)    525,000    528,937
                                        -------------------- --------- ----------
                                                                        2,574,112
Commercial Services - Finance - 0.2%
                                        -------------------- --------- ----------
Dollar Financial Group, Inc.            9.750% 11/15/11      2,800,000  2,877,000
                                        -------------------- --------- ----------
                                                                        2,877,000
Consulting Services - 0.1%
                                        -------------------- --------- ----------
              FTI Consulting            7.625% 06/15/13 (a)  1,170,000  1,202,175
                                        -------------------- --------- ----------
                                                                        1,202,175
Funeral Services & Related Items - 0.2%
                                        -------------------- --------- ----------
 Service Corp. International            7.700% 04/15/09      2,720,000  2,869,600
                                        -------------------- --------- ----------
                                                                        2,869,600
Printing - Commercial - 0.2%
                                        -------------------- --------- ----------
              Sheridan Group            10.250% 08/15/11     1,290,000  1,341,600
                                        -------------------- --------- ----------
                Vertis, Inc.            10.875% 06/15/09       200,000    194,500
                                        13.500% 12/07/09 (a) 1,685,000  1,331,150
                                        -------------------- --------- ----------
                                                                        2,867,250
Private Corrections - 0.3%
                                        -------------------- --------- ----------
Corrections Corp. of America            6.250% 03/15/13      2,560,000  2,560,000
                                        -------------------- --------- ----------
             GEO Group, Inc.            8.250% 07/15/13      2,290,000  2,244,200
                                        -------------------- --------- ----------
                                                                        4,804,200
Rental Auto/Equipment - 0.3%
                                        -------------------- --------- ----------
        Ashtead Holdings PLC            8.625% 08/01/15 (a)  2,255,000  2,322,650
                                        -------------------- --------- ----------
           NationsRent, Inc.            9.500% 10/15/10      2,040,000  2,228,700
                                        -------------------- --------- ----------
                                                                        4,551,350
                                                                       ----------
                                             Commercial Services Total 21,745,687

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

 Corporate Fixed-Income Bonds & Notes - (continued)

 CONSUMER NON-CYCLICAL - (continued)
 Cosmetics/Personal Care - 0.2%                                Par ($) Value ($)
 --------------------------------------- ------------------  --------- ---------
 Cosmetics & Toiletries - 0.2%
                                         ------------------  --------- ---------
         DEL Laboratories, Inc.          8.000% 02/01/12     1,970,000 1,585,850
                                         ------------------  --------- ---------
          Elizabeth Arden, Inc.          7.750% 01/15/14     1,840,000 1,840,000
                                         ------------------  --------- ---------
                                                                       3,425,850
                                                                       ---------
                                         Cosmetics/Personal Care Total 3,425,850
 Food - 0.6%
 Food - Confectionery - 0.1%
                                         ------------------  --------- ---------
                   Merisant Co.          9.500% 07/15/13     1,590,000 1,033,500
                                         ------------------  --------- ---------
       Merisant Worldwide, Inc.          (e) 11/15/08
                                         (12.250% 05/15/14)  3,825,000   554,625
                                         ------------------  --------- ---------
                                                                       1,588,125
 Food - Miscellaneous/Diversified - 0.4%
                                         ------------------  --------- ---------
            Dole Food Co., Inc.          8.625% 05/01/09     1,937,000 1,995,110
                                         ------------------  --------- ---------
   Pinnacle Foods Holding Corp.          8.250% 12/01/13     2,460,000 2,383,125
                                         ------------------  --------- ---------
       Reddy Ice Holdings, Inc.          (e) 11/01/12
                                         (10.500% 11/01/08)  1,365,000 1,064,700
                                         ------------------  --------- ---------
                                                                       5,442,935
 Food - Retail - 0.1%
                                         ------------------  --------- ---------
 Stater Brothers Holdings, Inc.          8.125% 06/15/12     2,355,000 2,337,337
                                         ------------------  --------- ---------
                                                                       2,337,337
                                                                       ---------
                                                           Food Total  9,368,397
 Healthcare Services - 1.4%
 Dialysis Centers - 0.1%
                                         ------------------  --------- ---------
                   DaVita, Inc.          7.250% 03/15/15     1,940,000 1,973,950
                                         ------------------  --------- ---------
                                                                       1,973,950
 Medical - HMO - 0.1%
                                         ------------------  --------- ---------
     Coventry Health Care, Inc.          8.125% 02/15/12     1,770,000 1,898,325
                                         ------------------  --------- ---------
                                                                       1,898,325
 Medical - Hospitals - 0.4%
                                         ------------------  --------- ---------
                      HCA, Inc.          7.875% 02/01/11     1,705,000 1,823,361
                                         ------------------  --------- ---------
         Tenet Healthcare Corp.          9.875% 07/01/14     3,770,000 3,798,275
                                         ------------------  --------- ---------
                                                                       5,621,636

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER NON-CYCLICAL - (continued)
Healthcare Services - (continued)                               Par ($)  Value ($)
---------------------------------------- -------------------  --------- ----------
Medical - Outpatient/Home Medical - 0.1%
                                         -------------------  --------- ----------
         Select Medical Corp.            7.625% 02/01/15      1,200,000  1,140,000
                                         -------------------  --------- ----------
                                                                         1,140,000
MRI/Medical Diagnostic Imaging - 0.5%
                                         -------------------  --------- ----------
InSight Health Services Corp.            9.875% 11/01/11      2,145,000  1,710,638
                                         -------------------  --------- ----------
               MedQuest, Inc.            11.875% 08/15/12     3,035,000  3,042,587
                                         -------------------  --------- ----------
          MQ Associates, Inc.            (e) 08/15/12
                                         (12.250% 08/15/08)   3,945,000  2,258,513
                                         -------------------  --------- ----------
                                                                         7,011,738
Physician Practice Management - 0.2%
                                         -------------------  --------- ----------
   US Oncology Holdings, Inc.            9.264% 03/15/15 (b)    815,000    800,738
                                         -------------------  --------- ----------
            US Oncology, Inc.            9.000% 08/15/12      2,525,000  2,682,812
                                         -------------------  --------- ----------
                                                                         3,483,550
                                                                        ----------
                                             Healthcare Services Total  21,129,199
Household Products/Wares - 0.4%
Consumer Products - Miscellaneous - 0.3%
                                         -------------------  --------- ----------
        Amscan Holdings, Inc.            8.750% 05/01/14      1,810,000  1,357,500
                                         -------------------  --------- ----------
       Playtex Products, Inc.            9.375% 06/01/11      1,975,000  2,073,750
                                         -------------------  --------- ----------
                 Visant Corp.            7.625% 10/01/12      1,635,000  1,618,650
                                         -------------------  --------- ----------
                                                                         5,049,900
Office Supplies & Forms - 0.1%
                                         -------------------  --------- ----------
            ACCO Brands Corp.            7.625% 08/15/15      1,580,000  1,477,300
                                         -------------------  --------- ----------
                                                                         1,477,300
                                                                        ----------
                                         Household Products/Wares Total  6,527,200
Pharmaceuticals - 0.8%
Medical - Drugs - 0.3%
                                         -------------------  --------- ----------
             Elan Finance PLC            7.750% 11/15/11      3,000,000  2,752,500
                                         -------------------  --------- ----------
        Warner Chilcott Corp.            8.750% 02/01/15 (a)  1,555,000  1,415,050
                                         -------------------  --------- ----------
                                                                         4,167,550
Medical - Generic Drugs - 0.2%
                                         -------------------  --------- ----------
     Mylan Laboratories, Inc.            6.375% 08/15/15 (a)  2,545,000  2,532,275
                                         -------------------  --------- ----------
                                                                         2,532,275

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)                                                              Par ($)          Value ($)
----------------------------------------------- -------------------- -----------         ----------------- ----------
Medical - Wholesale Drug Distribution - 0.2%
                                                -------------------- -----------         ----------------- ----------
       AmerisourceBergen Corp.                  5.875% 09/15/15 (a)                      1,860,000          1,864,650
                                                -------------------- -----------         ----------------- ----------
                   Nycomed A/S                  PIK,
                                                11.750% 09/15/13 (a) EUR                 1,680,360          2,000,667
                                                -------------------- -----------         ----------------- ----------
                                                                                                            3,865,317
Vitamins & Nutrition Products - 0.1%
                                                -------------------- -----------         ----------------- ----------
                    NBTY, Inc.                  7.125% 10/01/15 (a)  USD                 1,520,000          1,463,000
                                                -------------------- -----------         ----------------- ----------
                                                                                                            1,463,000
                                                                                                           ----------
                                                                     Pharmaceuticals Total                 12,028,142
                                                                                                           ----------
                                                                     CONSUMER NON-CYCLICAL TOTAL           79,445,400
DIVERSIFIED - 0.1%
Holding Companies - Diversified - 0.1%
                                                -------------------- -----------         ----------------- ----------
               JSG Funding PLC                  7.750% 04/01/15                            145,000            117,450
                                                -------------------- -----------         ----------------- ----------
                      Stena AB                  7.000% 12/01/16                          1,000,000            912,500
                                                -------------------- -----------         ----------------- ----------
                                                                     Holding Companies - Diversified Total  1,029,950
                                                                                                           ----------
                                                                     DIVERSIFIED TOTAL                      1,029,950

ENERGY - 5.2%
Coal - 0.2%
Coal - 0.2%
                                                -------------------- -----------         ----------------- ----------
      Arch Western Finance LLC                  6.750% 07/01/13                          2,450,000          2,474,500
                                                -------------------- -----------         ----------------- ----------
                                                                                                            2,474,500
                                                                                                           ----------
                                                                        Coal Total                          2,474,500
Oil & Gas - 2.4%
Oil & Gas Drilling - 0.1%
                                                -------------------- -----------         ----------------- ----------
     Pride International, Inc.                  7.375% 07/15/14                          1,430,000          1,537,250
                                                -------------------- -----------         ----------------- ----------
                                                                                                            1,537,250
Oil Companies - Exploration & Production - 2.1%
                                                -------------------- -----------         ----------------- ----------
       Chesapeake Energy Corp.                  6.375% 06/15/15                          1,355,000          1,314,350
                                                7.500% 06/15/14                          2,145,000          2,257,613
                                                -------------------- -----------         ----------------- ----------
       Compton Petroleum Corp.                  7.625% 12/01/13 (a)                      1,820,000          1,824,550
                                                -------------------- -----------         ----------------- ----------
         Delta Petroleum Corp.                  7.000% 04/01/15                          1,060,000            991,100
                                                -------------------- -----------         ----------------- ----------
El Paso Production Holding Co.                  7.750% 06/01/13                          1,500,000          1,543,125
                                                -------------------- -----------         ----------------- ----------
              Forest Oil Corp.                  8.000% 12/15/11                          1,300,000          1,430,000
                                                -------------------- -----------         ----------------- ----------

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

ENERGY - (continued)
Oil & Gas - (continued)                                                         Par ($)  Value ($)
------------------------------------------------------ ---------------------- --------- ----------
Oil Companies - Exploration & Production - (continued)
                                                       ---------------------- --------- ----------
     Magnum Hunter Resources, Inc.                     9.600% 03/15/12        1,617,000  1,746,360
                                                       ---------------------- --------- ----------
                PEMEX Finance Ltd.                     9.150% 11/15/18        2,485,000  3,097,826
                                                       10.610% 08/15/17       1,650,000  2,143,961
                                                       ---------------------- --------- ----------
PEMEX Project Funding Master Trust                     5.010% 12/03/12 (a)(b) 6,450,000  6,446,065
                                                       ---------------------- --------- ----------
                Pogo Producing Co.                     6.625% 03/15/15        1,310,000  1,277,250
                                                       ---------------------- --------- ----------
                Ras Laffan LNG III                     5.838% 09/30/27 (a)    3,750,000  3,674,475
                                                       ---------------------- --------- ----------
           Whiting Petroleum Corp.                     7.250% 05/01/12        3,155,000  3,170,775
                                                       ---------------------- --------- ----------
                  XTO Energy, Inc.                     7.500% 04/15/12          340,000    379,919
                                                       ---------------------- --------- ----------
                                                                                        31,297,369
Oil Company - Integrated - 0.0%
                                                       ---------------------- --------- ----------
                         USX Corp.                     6.650% 02/01/06          246,000    246,716
                                                       ---------------------- --------- ----------
                                                                                           246,716
Oil Refining & Marketing - 0.2%
                                                       ---------------------- --------- ----------
      Premcor Refining Group, Inc.                     7.500% 06/15/15        1,790,000  1,892,925
                                                       ---------------------- --------- ----------
                      Tesoro Corp.                     6.625% 11/01/15 (a)    1,900,000  1,895,250
                                                       ---------------------- --------- ----------
                                                                                         3,788,175
                                                                                        ----------
                                                                        Oil & Gas Total 36,869,510
Oil & Gas Services - 1.1%
Oil - Field Services - 1.1%
                                                       ---------------------- --------- ----------
                           Gazprom                     9.625% 03/01/13        5,760,000  6,906,816
                                                       ---------------------- --------- ----------
          Gazprom International SA                     7.201% 02/01/20        5,250,000  5,565,525
                                                       ---------------------- --------- ----------
  Hornbeck Offshore Services, Inc.                     6.125% 12/01/14 (a)    2,205,000  2,138,850
                                                       ---------------------- --------- ----------
           Newpark Resources, Inc.                     8.625% 12/15/07        1,841,000  1,841,000
                                                       ---------------------- --------- ----------
                                                                                        16,452,191
                                                                                        ----------
                                                               Oil & Gas Services Total 16,452,191
Pipelines - 1.5%
Pipelines - 1.5%
                                                       ---------------------- --------- ----------
                     Coastal Corp.                     7.625% 09/01/08        1,000,000  1,008,750
                                                       7.750% 06/15/10        2,390,000  2,413,900
                                                       ---------------------- --------- ----------
       Colorado Interstate Gas Co.                     6.800% 11/15/15 (a)    2,695,000  2,701,737
                                                       ---------------------- --------- ----------

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

ENERGY - (continued)
Pipelines - (continued)                                                     Par ($)  Value ($)
------------------------------------------------- ------------------- --- --------- ----------
                         Northwest Pipeline Corp. 8.125% 03/01/10           760,000    807,500
                                                  ------------------- --- --------- ----------
Pacific Energy Partners LP/Pacific Energy Finance 6.250% 09/15/15 (a)     2,360,000  2,318,700
                                            Corp. ------------------- --- --------- ----------
                                      Sonat, Inc. 7.625% 07/15/11         5,590,000  5,576,025
                                                  ------------------- --- --------- ----------
                         Southern Natural Gas Co. 8.875% 03/15/10         1,375,000  1,471,250
                                                  ------------------- --- --------- ----------
                         Williams Companies, Inc. 6.375% 10/01/10 (a)     5,180,000  5,128,200
                                                  8.125% 03/15/12         1,730,000  1,868,400
                                                  ------------------- --- --------- ----------
                                                                                    23,294,462
                                                                                    ----------
                                                                    Pipelines Total 23,294,462
                                                                                    ----------
                                                                       ENERGY TOTAL 79,090,663

FINANCIALS - 2.1%
Banks - 0.1%
Commercial Banks - Southern US - 0.0%
                                                  ------------------- --- --------- ----------
                        First Union National Bank 5.800% 12/01/08           382,000    391,359
                                                  ------------------- --- --------- ----------
                                                                                       391,359
Super - Regional Banks - US - 0.1%
                                                  ------------------- --- --------- ----------
                                   Bank One Corp. 6.000% 08/01/08           623,000    639,534
                                                  ------------------- --- --------- ----------
                                                                                       639,534
                                                                                    ----------
                                                                        Banks Total  1,030,893
Diversified Financial Services - 1.8%
Finance - Auto Loans - 0.5%
                                                  ------------------- --- --------- ----------
                            Ford Motor Credit Co. 7.375% 02/01/11         2,120,000  1,934,860
                                                  ------------------- --- --------- ----------
                  General Motors Acceptance Corp. 8.000% 11/01/31         6,435,000  6,376,828
                                                  ------------------- --- --------- ----------
                                                                                     8,311,688
Finance - Commercial - 0.0%
                                                  ------------------- --- --------- ----------
             Caterpillar Financial Services Corp. 5.950% 05/01/06           239,000    240,245
                                                  ------------------- --- --------- ----------
                                                                                       240,245
Finance - Consumer Loans - 0.4%
                                                  ------------------- --- --------- ----------
                         John Deere Capital Corp. 3.125% 12/15/05           244,000    243,929
                                                  ------------------- --- --------- ----------
                                        SLM Corp. 6.500% 06/15/10     NZD 7,865,000  5,396,621
                                                  ------------------- --- --------- ----------
                                                                                     5,640,550

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

FINANCIALS - (continued)
Diversified Financial Services - (continued)                           Par ($)     Value ($)
-------------------------------------------- ----------------------- ------------ ----------
Finance - Credit Card - 0.0%
                                             ----------------------- ------------ ----------
          American Express Co.               5.500% 09/12/06           325,000       326,706
                                             ----------------------- ------------ ----------
                                                                                     326,706
Finance - Investment Banker/Broker - 0.5%
                                             ----------------------- ------------ ----------
       E*Trade Financial Corp.               8.000% 06/15/11         2,065,000     2,106,300
                                             ----------------------- ------------ ----------
          JPMorgan Chase & Co.               7.250% 06/01/07           345,000       356,596
                                             ----------------------- ------------ ----------
         LaBranche & Co., Inc.               11.000% 05/15/12        4,145,000     4,559,500
                                             ----------------------- ------------ ----------
                                                                                   7,022,396
Finance - Mortgage Loan/Banker - 0.0%
                                             ----------------------- ------------ ----------
  Countrywide Home Loans, Inc.               5.500% 08/01/06           541,000       543,456
                                             ----------------------- ------------ ----------
                                                                                     543,456
Special Purpose Entity - 0.4%
                                             ----------------------- ------------ ----------
Dow Jones CDX High Yield Index               8.250% 06/29/10 (a)        29,400        29,419
                                             8.750% 12/29/10 (a)     5,000,000     5,025,000
                                             ----------------------- ------------ ----------
        Prudential Funding LLC               6.600% 05/15/08 (a)       388,000       402,930
                                             ----------------------- ------------ ----------
                                                                                   5,457,349
                                                                                  ----------
                                             Diversified Financial Services Total 27,542,390
Real Estate Investment Trusts - 0.1%
REITS - Mortgage - 0.1%
                                             ----------------------- ------------ ----------
      Thornburg Mortgage, Inc.               8.000% 05/15/13         1,690,000     1,647,750
                                             ----------------------- ------------ ----------
                                                                                   1,647,750
                                                                                  ----------
                                             Real Estate Investment Trusts Total   1,647,750
Savings & Loans - 0.1%
Savings & Loans/Thrifts - Western US - 0.1%
                                             ----------------------- ------------ ----------
        Western Financial Bank               9.625% 05/15/12         1,400,000     1,568,000
                                             ----------------------- ------------ ----------
                                                                                   1,568,000
                                                                                  ----------
                                                     Savings & Loans Total         1,568,000
                                                                                  ----------
                                                          FINANCIALS TOTAL        31,789,033

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.8%
Aerospace/Defense - Equipment - 0.6%
                                             ----------------------- ------------ ----------
               Argo-Tech Corp.               9.250% 06/01/11         1,530,000     1,572,075
                                             ----------------------- ------------ ----------
            BE Aerospace, Inc.               8.500% 10/01/10         2,462,000     2,628,185
                                             ----------------------- ------------ ----------

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

INDUSTRIALS - (continued)
Aerospace & Defense - (continued)                                          Par ($)     Value ($)
--------------------------------------------- -------------------------- ------------ ----------
Aerospace/Defense - Equipment - (continued)
                                              -------------------------- ------------ ----------
                   Sequa Corp.                8.875% 04/01/08              999,000     1,038,960
                                              9.000% 08/01/09            1,165,000     1,226,163
                                              -------------------------- ------------ ----------
  Standard Aero Holdings, Inc.                8.250% 09/01/14            1,400,000     1,162,000
                                              -------------------------- ------------ ----------
               TransDigm, Inc.                8.375% 07/15/11            1,510,000     1,562,850
                                              -------------------------- ------------ ----------
                                                                                       9,190,233
Electronics - Military - 0.2%
                                              -------------------------- ------------ ----------
          Condor Systems, Inc.                11.875% 05/01/09 (g)(h)    4,000,000        40,000
                                              -------------------------- ------------ ----------
      L-3 Communications Corp.                6.375% 10/15/15 (a)        2,100,000     2,079,000
                                              -------------------------- ------------ ----------
                                                                                       2,119,000
                                                                                      ----------
                                                      Aerospace & Defense Total       11,309,233
Building Materials - 0.2%
Building & Construction Products - Miscellaneous - 0.1%
                                              -------------------------- ------------ ----------
                  Nortek, Inc.                8.500% 09/01/14            1,200,000     1,152,000
                                              -------------------------- ------------ ----------
            NTK Holdings, Inc.                (e) 03/01/14
                                              (10.750% 09/01/09)         1,710,000     1,034,550
                                              -------------------------- ------------ ----------
                                                                                       2,186,550
Building Products - Cement/Aggregation - 0.1%
                                              -------------------------- ------------ ----------
          RMCC Acquisition Co.                9.500% 11/01/12 (a)        1,475,000     1,482,375
                                              -------------------------- ------------ ----------
                                                                                       1,482,375
                                                                                      ----------
                                                       Building Materials Total        3,668,925
Electrical Components & Equipment - 0.1%
Wire & Cable Products - 0.1%
                                              -------------------------- ------------ ----------
           Coleman Cable, Inc.                9.875% 10/01/12            1,690,000     1,453,400
                                              -------------------------- ------------ ----------
                                                                                       1,453,400
                                                                                      ----------
                                              Electrical Components & Equipment Total  1,453,400
Electronics - 0.2%
Electronic Components - Miscellaneous - 0.2%
                                              -------------------------- ------------ ----------
Flextronics International Ltd.                6.250% 11/15/14            2,340,000     2,293,200
                                              -------------------------- ------------ ----------
             Sanmina-SCI Corp.                6.750% 03/01/13            1,240,000     1,184,200
                                              -------------------------- ------------ ----------
                                                                                       3,477,400
                                                                                      ----------
                                                              Electronics Total        3,477,400

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund


Corporate Fixed-Income Bonds & Notes - (continued)

INDUSTRIALS - (continued)
Engineering & Construction - 0.2%                                         Par ($) Value ($)
---------------------------------------------- ------------------------ --------- ---------
Building & Construction - Miscellaneous - 0.2%
                                               ------------------------ --------- ---------
             J. Ray McDermott SA               11.500% 12/15/13 (a)     2,550,000 2,916,563
                                               ------------------------ --------- ---------
                                                                                  2,916,563
                                                                                  ---------
                                                 Engineering & Construction Total 2,916,563
Environmental Control - 0.6%
Non-Hazardous Waste Disposal - 0.5%
                                               ------------------------ --------- ---------
Allied Waste North America, Inc.               7.250% 03/15/15            855,000   856,069
                                               7.875% 04/15/13          5,050,000 5,252,000
                                               ------------------------ --------- ---------
            Waste Services, Inc.               9.500% 04/15/14          1,785,000 1,776,075
                                               ------------------------ --------- ---------
                                                                                  7,884,144
Recycling - 0.1%
                                               ------------------------ --------- ---------
      Aleris International, Inc.               9.000% 11/15/14            625,000   639,062
                                               ------------------------ --------- ---------
                                                                                    639,062
                                                                                  ---------
                                                      Environmental Control Total 8,523,206
Hand/Machine Tools - 0.0%
Machine Tools & Related Products - 0.0%
                                               ------------------------ --------- ---------
                    Newcor, Inc.               6.000% 01/31/13
                                               (8.500% 01/31/08) (h)(i)   847,510   525,456
                                               ------------------------ --------- ---------
                                                                                    525,456
                                                                                  ---------
                                                         Hand/Machine Tools Total   525,456
Machinery - Diversified - 0.3%
Machinery - General Industry - 0.1%
                                               ------------------------ --------- ---------
            Douglas Dynamics LLC               7.750% 01/15/12 (a)      2,070,000 1,997,550
                                               ------------------------ --------- ---------
                                                                                  1,997,550
Machinery - Material Handling - 0.2%
                                               ------------------------ --------- ---------
         Columbus McKinnon Corp.               8.875% 11/01/13 (a)      2,615,000 2,719,600
                                               ------------------------ --------- ---------
                                                                                  2,719,600
                                                                                  ---------
                                                    Machinery - Diversified Total 4,717,150
Metal Fabricate/Hardware - 0.5%
Metal Processors & Fabrication - 0.3%
                                               ------------------------ --------- ---------
             Mueller Group, Inc.               10.000% 05/01/12         1,835,000 1,926,750
                                               ------------------------ --------- ---------
          Mueller Holdings, Inc.               (e) 04/15/14
                                               (14.750% 04/15/09)       1,593,000 1,162,890
                                               ------------------------ --------- ---------
                    TriMas Corp.               9.875% 06/15/12          2,125,000 1,753,125
                                               ------------------------ --------- ---------
                                                                                  4,842,765

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             November 30, 2005 (unaudited)     Columbia Strategic
                                                      Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

INDUSTRIALS - (continued)
Metal Fabricate/Hardware - (continued)                                       Par ($)  Value ($)
------------------------------------------------- -------------------- --- --------- ----------
Metal Products - Fasteners - 0.2%
                                                  -------------------- --- --------- ----------
                                 FastenTech, Inc. 11.500% 05/01/11         2,225,000  2,191,625
                                                  -------------------- --- --------- ----------
                                                                                      2,191,625
                                                                                     ----------
                                                      Metal Fabricate/Hardware Total  7,034,390
Miscellaneous Manufacturing - 0.8%
Diversified Manufacturing Operators - 0.7%
                                                  -------------------- --- --------- ----------
                                 Bombardier, Inc. 6.300% 05/01/14 (a)      4,095,000  3,562,650
                                                  -------------------- --- --------- ----------
                            J.B. Poindexter & Co. 8.750% 03/15/14          2,130,000  1,863,750
                                                  -------------------- --- --------- ----------
                         Koppers Industries, Inc. 9.875% 10/15/13          2,495,000  2,719,550
                                                  -------------------- --- --------- ----------
                         Trinity Industries, Inc. 6.500% 03/15/14          2,910,000  2,844,525
                                                  -------------------- --- --------- ----------
                                                                                     10,990,475
Miscellaneous Manufacturing - 0.1%
                                                  -------------------- --- --------- ----------
                                  Samsonite Corp. 8.875% 06/01/11          1,685,000  1,718,700
                                                  -------------------- --- --------- ----------
                                                                                      1,718,700
                                                                                     ----------
                                                   Miscellaneous Manufacturing Total 12,709,175
Packaging & Containers - 1.0%
Containers - Metal/Glass - 0.5%
                                                  -------------------- --- --------- ----------
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15 (a)      2,740,000  2,781,100
                                                  -------------------- --- --------- ----------
             Owens-Brockway Glass Container, Inc. 6.750% 12/01/14          2,250,000  2,154,375
                                                  8.250% 05/15/13          1,390,000  1,428,225
                                                  -------------------- --- --------- ----------
                             Owens-Illinois, Inc. 7.500% 05/15/10          1,560,000  1,563,900
                                                  -------------------- --- --------- ----------
                                                                                      7,927,600
Containers - Paper/Plastic - 0.5%
                                                  -------------------- --- --------- ----------
                   Consolidated Container Co. LLC (e) 06/15/09
                                                  (10.750% 06/15/07)       1,530,000  1,294,763
                                                  -------------------- --- --------- ----------
                          Jefferson Smurfit Corp. 8.250% 10/01/12          1,915,000  1,862,337
                                                  PIK,
                                                  11.500% 10/01/15 (a) EUR 2,389,793  2,484,056
                                                  -------------------- --- --------- ----------
                             MDP Acquisitions PLC 9.625% 10/01/12      USD 1,775,000  1,748,375
                                                  -------------------- --- --------- ----------
                                                                                      7,389,531
                                                                                     ----------
                                                        Packaging & Containers Total 15,317,131

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

INDUSTRIALS - (continued)
Transportation - 1.2%                                               Par ($)  Value ($)
--------------------------------------------- ------------------- --------- ----------
Transportation - Marine - 0.5%
                                              ------------------- --------- ----------
Ship Finance International Ltd.               8.500% 12/15/13     3,955,000  3,796,800
                                              ------------------- --------- ----------
                       Stena AB               7.500% 11/01/13     2,495,000  2,401,437
                                              9.625% 12/01/12     1,425,000  1,539,000
                                              ------------------- --------- ----------
                                                                             7,737,237
Transportation - Railroad - 0.2%
                                              ------------------- --------- ----------
                   TFM SA de CV               9.375% 05/01/12 (a) 2,105,000  2,304,975
                                              12.500% 06/15/12      615,000    706,481
                                              ------------------- --------- ----------
                                                                             3,011,456
Transportation - Services - 0.3%
                                              ------------------- --------- ----------
           CHC Helicopter Corp.               7.375% 05/01/14     2,785,000  2,805,888
                                              ------------------- --------- ----------
    Petroleum Helicopters, Inc.               9.375% 05/01/09     1,670,000  1,766,025
                                              ------------------- --------- ----------
                                                                             4,571,913
Transportation - Trucks - 0.2%
                                              ------------------- --------- ----------
                        QDI LLC               9.000% 11/15/10     2,310,000  2,079,000
                                              ------------------- --------- ----------
                                                                             2,079,000
                                                                            ----------
                                                       Transportation Total 17,399,606
                                                                            ----------
                                                          INDUSTRIALS TOTAL 89,051,635

TECHNOLOGY - 0.1%
Semiconductors - 0.1%
Electronic Components - Semiconductors - 0.1%
                                              ------------------- --------- ----------
         Amkor Technology, Inc.               9.250% 02/15/08     1,670,000  1,607,375
                                              ------------------- --------- ----------
                                                                             1,607,375
                                                                            ----------
                                                       Semiconductors Total  1,607,375
                                                                            ----------
                                                           TECHNOLOGY TOTAL  1,607,375

UTILITIES - 2.1%
Electric - 1.9%
Electric - Generation - 0.5%
                                              ------------------- --------- ----------
                      AES Corp.               9.000% 05/15/15 (a)   635,000    695,325
                                              9.500% 06/01/09     2,866,000  3,088,115
                                              ------------------- --------- ----------
          Edison Mission Energy               7.730% 06/15/09     2,855,000  2,983,475
                                              ------------------- --------- ----------
                Texas Genco LLC               6.875% 12/15/14 (a) 1,410,000  1,508,700
                                              ------------------- --------- ----------
                                                                             8,275,615

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

  Corporate Fixed-Income Bonds & Notes - (continued)

  UTILITIES - (continued)
  Electric - (continued)                                         Par ($)         Value ($)
  --------------------------------- -------------------------- --------------- -----------
  Electric - Integrated - 0.6%
                                    -------------------------- --------------- -----------
                  CMS Energy Corp.  8.900% 07/15/08            2,445,000         2,613,094
                                    -------------------------- --------------- -----------
                  Nevada Power Co.  9.000% 08/15/13              738,000           814,641
                                    10.875% 10/15/09           1,398,000         1,530,810
                                    -------------------------- --------------- -----------
          Sierra Pacific Resources  6.750% 08/15/17 (a)        1,930,000         1,932,413
                                    -------------------------- --------------- -----------
                 TECO Energy, Inc.  7.000% 05/01/12            1,935,000         2,022,075
                                    -------------------------- --------------- -----------
                                                                                 8,913,033
  Independent Power Producer - 1.0%
                                    -------------------------- --------------- -----------
       Calpine Generating Co., LLC  10.041% 04/01/10 (b)       2,100,000         2,126,250
                                    -------------------------- --------------- -----------
             Dynegy Holdings, Inc.  6.875% 04/01/11            1,945,000         1,891,512
                                    7.125% 05/15/18            1,315,000         1,176,925
                                    9.875% 07/15/10 (a)        2,050,000         2,234,500
                                    -------------------------- --------------- -----------
           MSW Energy Holdings LLC  7.375% 09/01/10              800,000           818,000
                                    8.500% 09/01/10            2,130,000         2,257,800
                                    -------------------------- --------------- -----------
        Orion Power Holdings, Inc.  12.000% 05/01/10           3,525,000         4,036,125
                                    -------------------------- --------------- -----------
                                                                                14,541,112
                                                                               -----------
                                                    Electric Total              31,729,760
                                                                               -----------
                                                   UTILITIES TOTAL              31,729,760

                                    Total Corporate Fixed-Income Bonds & Notes
                                    (cost of $579,621,864)                     587,530,191

  Mortgage-Backed Securities - 5.4%
  --------------------------------- -------------------------- --------------- -----------
  Federal Home Loan Mortgage Corp.  7.500% 03/01/16                4,406             4,433
                                    8.000% 04/01/06                    5                 5
                                    8.000% 05/01/07                2,926             2,980
                                    8.000% 08/01/07                3,464             3,529
                                    8.000% 06/01/09                1,139             1,147
                                    8.000% 08/01/09                3,494             3,630
                                    8.000% 05/01/10                4,837             5,070
                                    8.000% 05/01/16               19,175            19,172
                                    8.500% 02/01/07                  615               619
                                    8.500% 12/01/07                3,745             3,839
                                    8.500% 01/01/08                3,848             3,936
                                    8.500% 04/01/08                1,351             1,401
                                    8.500% 05/01/08                   43                43
                                    8.500% 10/01/08                  883               884
                                    8.500% 05/01/09                5,393             5,399
                                    8.500% 01/01/10                6,904             7,286
                                    8.500% 07/01/10                1,997             2,042

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Mortgage-Backed Securities - (continued)
Federal Home Loan Mortgage Corp. - (continued)                  Par ($) Value ($)
---------------------------------------------- ---------------- ------- ---------
                                               8.750% 06/01/08       44        44
                                               9.000% 06/01/08    5,146     5,326
                                               9.000% 07/01/09    4,593     4,649
                                               9.000% 12/01/18    8,044     8,143
                                               9.000% 01/01/22   34,908    37,981
                                               9.250% 08/01/08    5,799     6,055
                                               9.250% 11/01/09    1,852     1,939
                                               9.250% 11/01/11    5,507     5,766
                                               9.250% 10/01/14    2,922     3,086
                                               9.250% 05/01/16   57,086    62,177
                                               9.500% 11/01/08    6,956     7,302
                                               9.500% 02/01/10   15,022    15,770
                                               9.500% 08/01/16    1,192     1,302
                                               9.750% 12/01/08    4,471     4,678
                                               9.750% 09/01/16    2,651     2,863
                                               10.000% 07/01/09  26,803    28,415
                                               10.000% 11/01/16  36,105    37,440
                                               10.000% 10/01/19  22,847    24,461
                                               10.000% 11/01/19   5,703     6,323
                                               10.500% 01/01/20  14,681    16,360
                                               10.500% 10/01/24  76,948    86,439
                                               10.750% 05/01/10  66,253    71,462
                                               10.750% 07/01/11  21,081    22,706
                                               10.750% 08/01/11  10,713    11,465
                                               10.750% 09/01/13   4,733     5,066
                                               11.250% 10/01/10  27,983    30,081
                                               11.250% 08/01/13   4,494     4,844
                                               11.250% 09/01/15   7,450     8,126
                                               11.250% 11/01/15  44,650    48,706
                                               ---------------- ------- ---------
Federal National Mortgage Association          6.500% 12/01/31   36,765    37,709
                                               6.500% 05/01/32   48,888    50,131
                                               6.500% 01/01/33   24,894    25,527
                                               6.500% 05/01/33  124,316   127,507
                                               7.500% 11/01/11   13,030    13,044
                                               8.000% 07/01/08    2,618     2,680
                                               8.000% 12/01/08    2,919     2,979
                                               8.000% 03/01/09      627       640
                                               8.000% 04/01/09    8,458     8,632
                                               8.000% 07/01/09   12,284    12,559
                                               8.250% 11/01/07   13,422    13,451
                                               8.500% 05/01/08      877       879
                                               8.500% 12/01/08    1,173     1,186
                                               8.500% 06/01/09    6,470     6,674
                                               8.500% 03/01/10    3,232     3,268
                                               8.500% 10/01/10    2,569     2,637
                                               8.500% 05/01/11    9,431     9,679
                                               8.500% 12/01/11    3,851     3,952
                                               8.500% 02/01/15      975     1,015
                                               8.500% 04/01/15    2,461     2,615
                                               8.500% 05/01/15    5,781     6,061
                                               8.500% 06/01/15   16,127    16,310
                                               8.500% 06/01/17    3,106     3,180
                                               8.500% 07/01/17    5,186     5,322
                                               8.500% 09/01/21   16,979    17,799
                                               9.000% 11/01/08    2,978     3,106
                                               9.000% 12/01/08   10,166    10,479

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Mortgage-Backed Securities - (continued)
Federal Home Loan Mortgage Corp. - (continued)                        Par ($)  Value ($)
---------------------------------------------- ------------------- ---------- ----------
                                               9.000% 05/01/09          7,909      8,238
                                               9.000% 08/01/09          8,991      9,346
                                               9.000% 10/01/09         11,450     11,941
                                               9.000% 11/01/09            468        482
                                               9.000% 04/01/10          2,093      2,157
                                               9.000% 10/01/11         15,457     15,933
                                               9.000% 05/01/12          8,059      8,521
                                               9.000% 03/01/13            233        244
                                               9.000% 09/01/13          4,027      4,150
                                               9.000% 07/01/14            931        960
                                               9.000% 05/01/15          5,029      5,347
                                               9.000% 04/01/16         51,525     54,385
                                               9.000% 12/01/16          6,743      7,008
                                               9.000% 05/01/17         52,606     56,427
                                               9.000% 08/01/21         91,328     95,969
                                               9.250% 05/01/16         89,771     97,823
                                               10.000% 11/01/13        41,027     44,821
                                               10.000% 04/01/14       149,305    165,227
                                               10.000% 03/01/16         7,235      7,768
                                               10.500% 03/01/14         1,934      2,074
                                               10.500% 07/01/14        31,002     33,092
                                               10.500% 01/01/16         7,726      8,247
                                               10.500% 03/01/16       162,211    180,355
                                               TBA:
                                               5.000% 12/01/35 (j) 14,187,000 13,974,195
                                               6.500% 12/01/35 (j) 63,281,000 64,783,924
                                               ------------------- ---------- ----------
Government National Mortgage Association       8.500% 02/15/06            122        124
                                               9.000% 08/15/08          8,396      8,769
                                               9.000% 09/15/08          9,374      9,790
                                               9.000% 10/15/08         14,005     14,627
                                               9.000% 12/15/08         10,167     10,618
                                               9.000% 01/15/09          3,838      4,040
                                               9.000% 03/15/09         17,113     17,972
                                               9.000% 05/15/09         56,042     58,881
                                               9.000% 06/15/09         48,708     51,115
                                               9.000% 05/15/16         33,703     36,490
                                               9.000% 06/15/16         60,823     65,851
                                               9.000% 07/15/16        166,531    180,302
                                               9.000% 08/15/16         63,418     68,662
                                               9.000% 09/15/16        170,385    184,473
                                               9.000% 10/15/16         48,718     52,747
                                               9.000% 11/15/16         90,439     97,917
                                               9.000% 12/15/16         60,119     65,092
                                               9.000% 01/15/17          3,616      3,923
                                               9.000% 02/15/17          9,385     10,182
                                               9.000% 04/15/17         37,473     40,659
                                               9.000% 07/15/17         32,286     35,030
                                               9.000% 10/15/17         12,917     14,015
                                               9.000% 12/15/17         19,045     20,598
                                               9.500% 06/15/09         15,487     16,441
                                               9.500% 07/15/09        105,800    112,319
                                               9.500% 08/15/09         51,553     54,730
                                               9.500% 09/15/09         72,589     77,063
                                               9.500% 10/15/09         93,955     99,715
                                               9.500% 11/15/09         50,055     53,140
                                               9.500% 07/15/16          7,076      7,760

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Mortgage-Backed Securities - (continued)
Government National Mortgage Association - (continued)               Par ($)   Value ($)
-------------------------------------------- --------------------- ---------- ----------
                                             9.500% 10/15/16           8,000       8,773
                                             9.500% 08/15/17           9,508      10,458
                                             9.500% 09/15/17           2,240       2,464
                                             9.500% 11/15/17           6,847       7,531
                                             10.000% 11/15/09         30,936      32,984
                                             10.000% 01/15/10            957       1,029
                                             10.000% 12/15/10          1,445       1,554
                                             10.000% 11/15/15          7,187       7,986
                                             10.000% 02/15/16          7,808       8,678
                                             10.000% 08/15/17            811         901
                                             10.000% 09/15/17         26,835      29,820
                                             10.000% 11/15/17          3,971       4,413
                                             10.000% 02/15/18         15,922      17,693
                                             10.000% 08/15/18          4,233       4,704
                                             10.000% 09/15/18          4,035       4,483
                                             10.000% 11/15/18         11,447      12,721
                                             10.000% 03/15/19         12,955      14,401
                                             10.000% 06/15/19          4,959       5,513
                                             10.000% 08/15/19          4,282       4,761
                                             10.000% 11/15/20          1,696       1,888
                                             10.000% 09/15/21            945       1,052
                                             10.500% 12/15/10            503         543
                                             10.500% 10/15/15          6,290       6,990
                                             10.500% 12/15/15            813         904
                                             10.500% 01/15/16          3,665       4,084
                                             10.500% 11/15/16          7,559       8,190
                                             10.500% 10/15/17          9,659      10,787
                                             10.500% 12/15/17          3,461       3,865
                                             10.500% 01/15/18          5,664       6,337
                                             10.500% 07/15/18          1,099       1,230
                                             10.500% 12/15/18          1,117       1,250
                                             10.500% 05/15/19             95         106
                                             10.500% 06/15/19          1,874       2,101
                                             10.500% 07/15/19          2,044       2,291
                                             10.500% 08/15/19            798         895
                                             10.500% 04/15/21          1,825       2,050
                                             11.000% 12/15/09         15,948      17,154
                                             11.000% 09/15/15         63,874      69,894
                                             11.000% 10/15/15        159,061     174,056
                                             11.750% 08/15/13          8,121       9,138
                                             12.000% 05/15/14            412         471

                                             Total Mortgage-Backed Securities
                                             (cost of $82,574,036)            82,581,233

Asset-Backed Securities - 2.2%
-------------------------------------------- --------------------- ---------- ----------
     Advanta Business Card Master Trust 2005 Class A5,
                                             4.351% 04/20/12 (b)   7,000,000   7,000,000
                                             --------------------- ---------- ----------
American Express Credit Account Master Trust 1.690% 01/15/09         225,779     222,284
                                             --------------------- ---------- ----------
    AmeriCredit Automobile Receivables Trust 2.070% 08/06/08         940,000     930,949
                                             --------------------- ---------- ----------

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Asset-Backed Securities - (continued)                            Par ($)   Value ($)
---------------------------------------- --------------------- ---------- ----------
      Bank One Auto Securitization Trust 1.820% 09/20/07         285,472     284,036
                                         --------------------- ---------- ----------
                 BMW Vehicle Owner Trust 3.320% 02/25/09       1,126,000   1,102,095
                                         --------------------- ---------- ----------
          Chase Credit Card Master Trust 4.230% 02/15/11 (b)   8,000,000   8,036,000
                                         --------------------- ---------- ----------
     Citibank Credit Card Issuance Trust 2.500% 04/07/08       1,130,000   1,122,632
                                         --------------------- ---------- ----------
              Discover Card Master Trust 5.750% 12/15/08         212,000     213,274
                                         --------------------- ---------- ----------
                    Equity One ABS, Inc. 4.205% 04/25/34       5,050,000   4,828,709
                                         --------------------- ---------- ----------
              First Plus Home Loan Trust 7.220% 05/10/24          10,162      10,181
                                         --------------------- ---------- ----------
            Ford Credit Auto Owner Trust 2.700% 06/15/07         368,291     366,557
                                         3.540% 11/15/08       2,503,000   2,458,447
                                         --------------------- ---------- ----------
                     GMAC Mortgage Corp. 4.865% 09/25/34       4,130,000   4,040,916
                                         --------------------- ---------- ----------
      Honda Auto Receivables Owner Trust 3.060% 10/21/09       1,403,000   1,368,248
                                         --------------------- ---------- ----------
              Household Automotive Trust 2.310% 04/17/08         710,038     705,821
                                         --------------------- ---------- ----------
     Nissan Auto Receivables Owner Trust 2.700% 12/17/07         563,000     556,948
                                         --------------------- ---------- ----------
     Volkswagen Auto Loan Enhanced Trust 2.270% 10/22/07         476,929     473,009

                                         Total Asset-Backed Securities
                                         (cost of $34,134,983)            33,720,106

Convertible Bonds - 0.3%

COMMUNICATIONS - 0.2%
----------------------------------------
Telecommunication Services - 0.2%
Telecommunication Equipment - 0.2%
                                         --------------------- ---------- ----------
                   Nortel Networks Corp. 4.250% 09/01/08       3,460,000   3,243,750
                                         --------------------- ---------- ----------
                                                                           3,243,750
Telephone - Integrated - 0.0%
                                         --------------------- ---------- ----------
Quest Communications International, Inc. 3.500% 11/15/25         420,000     457,800
                                         --------------------- ---------- ----------
                                                                             457,800
                                                                          ----------
                                         Telecommunication Services Total  3,701,550
                                                                          ----------
                                                  COMMUNICATIONS TOTAL     3,701,550

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Convertible Bonds - (continued)
UTILITIES - 0.1%                                                                 Par ($) Value ($)
------------------------------------ ----------------------------------------- --------- ---------
Electric - 0.1%
Independent Power Producer - 0.1%
                                     ----------------------------------------- --------- ---------
                    Mirant Corp.     2.500% 06/15/21 (g)                         960,000 1,008,000
                                     ----------------------------------------- --------- ---------
                                                                                         1,008,000
                                                                                         ---------
                                                                          Electric Total 1,008,000
                                                                                         ---------
                                                                         UTILITIES TOTAL 1,008,000

                                     Total Convertible Bonds
                                     (cost of $4,256,003)                                4,709,550

Municipal Bond (Taxable) - 0.2%
CALIFORNIA - 0.2%
------------------------------------ ----------------------------------------- --------- ---------
 CA Cabazon Band Mission Indians     13.000% 10/01/11                          2,820,000 2,849,356
                                     ----------------------------------------- --------- ---------
                                                                        CALIFORNIA TOTAL 2,849,356

                                     Total Municipal Bond (Taxable)
                                     (cost of $2,820,000)                                2,849,356

                                                                                  Shares
                                                                                --------

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
                                     ----------------------------------------- --------- ---------
                                     Shreveport Gaming Holdings, Inc. (h)(i)      26,719   387,959
                                     ----------------------------------------- --------- ---------
                                                     Hotels, Restaurants & Leisure Total   387,959
                                                                                         ---------
                                                            CONSUMER DISCRETIONARY TOTAL   387,959

                                     Total Common Stocks
                                     (cost of $387,960)                                    387,959

                                                                                 Par ($)
Collateralized Mortgage Obligations - 0.0%                                     ---------
AGENCY - 0.0%
------------------------------------ ----------------------------------------- --------- ---------
Federal Home Loan Mortgage Corp.     5.500% 01/15/23                             420,706    20,724
                                     5.500% 05/15/27                             457,615    34,801
                                                                                         ---------
                                                                            AGENCY TOTAL    55,525

                                     Total Collateralized Mortgage Obligations
                                     (cost of $114,169)                                     55,525

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Short-Term Obligations - 8.3%

REPURCHASE AGREEMENT - 7.3%                                                                           Par ($)      Value ($)
--------------------------------------------- --------------------------------------------------- ----------- -------------
                                              Repurchase agreement with State Street Bank &
                                              Trust Co., dated 11/30/05, due 12/01/05 at 3.850%,
                                              collateralized by a U.S. Treasury Bond with various
                                              maturities to 08/15/21, market value of
                                              $112,373,055 (repurchase proceeds $110,177,782)     110,166,000   110,166,000

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 1.0%
--------------------------------------------- --------------------------------------------------- ----------- -------------
Federal Home Loan Bank                        3.810% 12/23/05                                      15,000,000    14,963,012

                                              Total Short-Term Obligations
                                              (cost of $125,129,012)                                            125,129,012

                                              Total Investments - 105.9%
                                              (cost of $1,596,585,882) (k)                                    1,606,609,512

                                              Other Assets & Liabilities, Net - (5.9)%                          (90,696,840)

                                              Net Assets - 100.0%                                             1,515,912,672

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)Security exempt from registration pursuant
                                   to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities, which did not include an illiquid security except for the following, amounted to $126,542,282, which represents 8.3% of net assets.

                           Acquistion
              Security        Date       Par        Cost      Value
          ------------------------------------------------------------
          Hollinger, Inc.
          11.875% 03/01/11  03/05/03  $1,636,000 $1,678,276 $1,725,980
          12.875% 03/01/11  09/30/04     734,000    734,000    734,000
                                                            ----------
                                                            $2,459,980
                                                            ----------

                                (b)The interest rate shown on floating rate or
                                   variable rate securities reflects the rate at November 30, 2005.
                                (c)Step bond. Shown parenthetically is the next
                                   interest rate to be paid and the date the Fund will begin accruing at this rate.
                                (d)Zero coupon bond.
                                (e)Step bond. This security is currently not
                                   paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
                                (f)Variable rate security. The interest rate
                                   shown reflects the rate as of November 30, 2005.
                                (g)The issuer has filed for bankruptcy
                                   protection under Chapter 11, and is in
                                   default of certain debt covenants. Income is not being accrued. At November 30, 2005, the value of these securities amounted to $1,277,000, which represents 0.1% of net assets.
                                (h)Represents fair value as determined in good
                                   faith under procedures approved by the Board of Trustees.
                                (i)Non-income producing security.
                                (j)Securities purchased on a delayed delivery
                                   basis.
                                (k)Cost for federal income tax purposes is
                                   $1,618,679,344.

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund


                                   At November 30, 2005, the Fund had entered into the following forward currency exchange contracts:

                                                             Unrealized
       Forward Currency             Aggregate   Settlement  Appreciation
       Contracts to Buy    Value    Face Value     Date    (Depreciation)
       ------------------------------------------------------------------
             EUR        $14,861,838 $14,893,831 12/08/2005    $(31,993)
             GBP          6,102,792   6,085,720 01/23/2006      17,072
                                                              --------
                                                              $(14,921)
                                                              --------

                                                             Unrealized
      Forward Currency              Aggregate   Settlement  Appreciation
      Contracts to Sell    Value    Face Value     Date    (Depreciation)
      -------------------------------------------------------------------
             AUD        $10,027,137 $10,035,780 02/01/2006   $   8,643
             EUR         14,861,838  14,894,145 12/08/2005      32,307
             EUR          7,825,834   7,796,860 01/17/2006     (28,974)
             EUR          9,751,634   9,717,675 01/17/2006     (33,959)
             EUR          4,435,116   4,418,678 01/23/2006     (16,438)
             EUR         16,553,352  16,505,580 01/23/2006     (47,772)
             EUR         11,978,769  11,888,062 01/25/2006     (90,707)
             EUR            112,367     111,517 01/30/2006        (850)
             EUR         14,750,396  14,668,461 01/31/2006     (81,935)
             GBP          6,102,792   6,163,380 01/23/2006      60,588
             GBP         12,136,431  12,256,920 01/23/2006     120,489
             NOK          5,896,928   6,040,396 01/23/2006     143,468
             SEK          8,762,993   8,633,642 12/16/2005    (129,351)
             SEK          8,743,426   8,621,324 01/17/2006    (122,102)
                                                             ---------
                                                             $(186,593)
                                                             ---------

                                   At November 30, 2005, the asset allocation of the Fund is as follows:

              ASSET ALLOCATION                     % OF NET ASSETS
              ----------------------------------------------------
              Government Agencies & Obligations          50.8%
              Corporate Fixed-Income Bonds & Notes       38.7
              Mortgage-Backed Securities                  5.4
              Asset-Backed Securities                     2.2
              Convertible Bonds                           0.3
              Municipal Bond (Taxable)                    0.2
              Common Stocks                               0.0*
              Collateralized Mortgage Obligations         0.0*
              Short-Term Obligations                      8.3
              Other Assets & Liabilities, Net            (5.9)
                                                        -----
                                                        100.0%
                                                        -----

                                  *Rounds to less than 0.1%.

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund


        ACRONYM NAME
        ----------------------------------------------------------------
        AUD     Australian Dollar
        CAD     Canadian Dollar
        EUR     Euro
        GBP     British Pound
        NOK     Norwegian Krone
        NZD     New Zealand Dollar
        PIK     Payment-In-Kind
        PLN     Polish Zloty
        REIT    Real Estate Investment Trust
        SEK     Swedish Krona
        STRIPS  Separate Trading of Registered Interest and Principal of
                 Securities
        TBA     To Be Announced
        USD     United States Dollar

See Accompanying Notes to Financial Statements.

       STATEMENT OF ASSETS AND LIABILITIES
                                           ------------------------------
       November 30, 2005 (unaudited)       Columbia Strategic Income Fund

                                                                                                       ($)
------------------------- --------------------------------------------------------------------------------
                   Assets Investments, at cost                                              1,596,585,882
                                                                                            -------------
                          Investments, at value                                             1,606,609,512
                          Foreign currency (cost of $7)                                                 7
                          Net unrealized appreciation on foreign forward currency contracts       382,567
                          Receivable for:
                            Investments sold                                                    5,548,526
                            Fund shares sold                                                    3,560,176
                            Interest                                                           28,303,797
                            Foreign tax reclaims                                                  142,653
                            Dollar roll fee income                                                224,250
                          Expense reimbursement due from Investment Advisor                        60,434
                          Deferred Trustees' compensation plan                                     74,186
                          Other assets                                                              3,517
                                                                                            -------------
                             Total Assets                                                   1,644,909,625
                          ----------------------------------------------------------------- -------------
              Liabilities Payable to custodian bank                                               179,869
                          Net unrealized depreciation on foreign forward currency contracts       584,081
                          Payable for:
                            Investments purchased                                              38,556,018
                            Investments purchased on a delayed delivery basis                  84,677,802
                            Fund shares repurchased                                             3,232,560
                            Distributions                                                             403
                            Investment advisory fee                                               689,382
                            Transfer agent fee                                                     45,301
                            Pricing and bookkeeping fees                                           25,967
                            Merger costs                                                           89,141
                            Trustees' fees                                                          2,037
                            Custody fee                                                            42,168
                            Distribution and service fees                                         545,090
                            Chief compliance officer expenses                                       2,500
                          Deferred dollar roll fee income                                          36,331
                          Deferred Trustees' fees                                                  74,186
                          Other liabilities                                                       214,117
                                                                                            -------------
                             Total Liabilities                                                128,996,953

                                                                                 Net Assets 1,515,912,672
                          ----------------------------------------------------------------- -------------
Composition of Net Assets Paid-in capital                                                   1,854,245,685
                          Overdistributed net investment income                               (10,546,532)
                          Accumulated net realized loss                                      (337,386,253)
                          Net unrealized appreciation (depreciation) on:
                            Investments                                                        10,023,630
                            Foreign currency translations                                        (423,858)
                                                                                            -------------
                                                                                 Net Assets 1,515,912,672

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

                                                                           ($)
  ------- --------------------------------------------------------------------
  Class A Net assets                                               675,063,297
          Shares outstanding                                       111,811,140
          Net asset value per share                                    6.04(a)
          Maximum offering price per share ($6.04/0.9525)              6.34(b)
          -------------------------------------------------------- -----------
  Class B Net assets                                               337,743,755
          Shares outstanding                                        55,983,543
          Net asset value and offering price per share                 6.03(a)
          -------------------------------------------------------- -----------
  Class C Net assets                                                63,331,114
          Shares outstanding                                        10,488,661
          Net asset value and offering price per share                 6.04(a)
          -------------------------------------------------------- -----------
  Class J Net assets                                               194,961,909
          Shares outstanding                                        32,370,486
          Net asset value per share                                    6.02(a)
          Maximum offering price per share ($6.02/0.9700)              6.21(b)
          -------------------------------------------------------- -----------
  Class Z Net assets                                               244,812,597
          Shares outstanding                                        40,891,806
          Net asset value, offering and redemption price per share        5.99

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
                                                       ------------------------------
For the Six Months Ended November 30, 2005 (unaudited) Columbia Strategic Income Fund

                                                                                                                   ($)
------------------------------------------ -------------------------------------------------------------- -----------
                         Investment Income Interest                                                        45,753,161
                                           Dollar roll fee income                                             350,867
                                                                                                          -----------
                                             Total Investment Income                                       46,104,028
                                           -------------------------------------------------------------- -----------
                                  Expenses Investment advisory fee                                          3,867,278
                                           Distribution fee:
                                             Class B                                                        1,299,007
                                             Class C                                                          217,630
                                             Class J                                                          361,606
                                           Service fee:
                                             Class A                                                          780,441
                                             Class B                                                          419,024
                                             Class C                                                           70,353
                                             Class J                                                          249,777
                                           Transfer agent fee                                                 907,307
                                           Pricing and bookkeeping fees                                       190,300
                                           Trustees' fees                                                      18,588
                                           Custody fee                                                         98,747
                                           Merger costs                                                        18,750
                                           Chief compliance officer expenses (See Note 4)                       6,239
                                           Non-recurring costs (See Note 8)                                     9,868
                                           Other expenses                                                     196,013
                                                                                                          -----------
                                             Total Expenses                                                 8,710,928
                                           Fees waived by Distributor - Class C                               (43,680)
                                           Fees waived by Transfer Agent                                     (134,495)
                                           Non-recurring costs assumed by Investment Advisor (See Note 8)      (9,868)
                                           Custody earnings credit                                             (7,109)
                                                                                                          -----------
                                             Net Expenses                                                   8,515,776
                                                                                                          -----------
                                           Net Investment Income                                           37,588,252
                                           -------------------------------------------------------------- -----------
Net Realized and Unrealized Gain (Loss) on Net realized gain (loss) on:
          Investments and Foreign Currency   Investments                                                   (2,485,099)
                                             Foreign currency transactions                                  9,310,610
                                                                                                          -----------
                                              Net realized gain                                             6,825,511
                                           Net change in unrealized appreciation (depreciation) on:
                                             Investments                                                  (27,283,037)
                                             Foreign currency translations                                 (4,352,492)
                                                                                                          -----------
                                              Net change in unrealized appreciation (depreciation)        (31,635,529)
                                                                                                          -----------
                                           Net Loss                                                       (24,810,018)
                                                                                                          -----------
                                           Net Increase in Net Assets from Operations                      12,778,234

                                See Accompanying Notes to Financial Statements.

       STATEMENT OF CHANGES IN NET ASSETS
                                          ------------------------------
                                          Columbia Strategic Income Fund

                                                                                               (unaudited)
                                                                                                Six Months           Year
                                                                                                     Ended          Ended
                                                                                              November 30,        May 31,
Increase (Decrease) in Net Assets                                                                 2005 ($)       2005 ($)
-------------------------------------- ---------------------------------------------------- -------------  -------------
                            Operations Net investment income                                   37,588,252     69,564,466
                                       Net realized gain on investments and foreign
                                        currency transactions                                   6,825,511     17,837,174
                                       Net change in unrealized appreciation (depreciation)
                                        on investments and foreign currency translations      (31,635,529)    32,282,261
                                                                                            -------------  -------------
                                       Net Increase from Operations                            12,778,234    119,683,901
                                       ---------------------------------------------------- -------------  -------------
Distributions Declared to Shareholders From net investment income:
                                         Class A                                              (20,115,601)   (46,245,319)
                                         Class B                                               (9,431,281)   (26,670,567)
                                         Class C                                               (1,645,105)    (3,110,631)
                                         Class J                                               (6,077,059)   (16,716,434)
                                         Class Z                                               (4,066,388)    (1,333,633)
                                                                                            -------------  -------------
                                       Total Distributions Declared to Shareholders           (41,335,434)   (94,076,584)
                                       ---------------------------------------------------- -------------  -------------
                    Share Transactions Class A:
                                         Subscriptions                                         83,604,513    112,949,787
                                         Proceeds received in connection with merger           33,718,528             --
                                         Distributions reinvested                              12,266,469     26,643,837
                                         Redemptions                                          (57,765,154)  (101,234,635)
                                                                                            -------------  -------------
                                          Net Increase                                         71,824,356     38,358,989
                                       Class B:
                                         Subscriptions                                         18,338,736     31,189,953
                                         Proceeds received in connection with merger           19,899,198             --
                                         Distributions reinvested                               5,550,242     15,375,032
                                         Redemptions                                          (49,573,590)  (114,341,740)
                                                                                            -------------  -------------
                                          Net Decrease                                         (5,785,414)   (67,776,755)
                                       Class C:
                                         Subscriptions                                         14,846,023     18,283,803
                                         Proceeds received in connection with merger            2,478,157             --
                                         Distributions reinvested                               1,053,795      1,832,963
                                         Redemptions                                           (5,333,814)   (10,901,213)
                                                                                            -------------  -------------
                                          Net Increase                                         13,044,161      9,215,553
                                       Class J:
                                         Subscriptions                                          1,132,849      4,292,898
                                         Redemptions                                          (14,524,718)   (26,429,927)
                                                                                            -------------  -------------
                                          Net Decrease                                        (13,391,869)   (22,137,029)
                                       Class Z:
                                         Subscriptions                                         60,880,812     49,407,426
                                         Proceeds received in connection with merger          151,232,391             --
                                         Distributions reinvested                                 210,324        153,680
                                         Redemptions                                           (9,608,239)    (3,229,230)
                                                                                            -------------  -------------
                                          Net Increase                                        202,715,288     46,331,876
                                       Net Increase from Share Transactions                   268,406,522      3,992,634
                                                                                            -------------  -------------
                                           Total Increase in Net Assets                       239,849,322     29,599,951
                                       ---------------------------------------------------- -------------  -------------
                            Net Assets Beginning of period                                  1,276,063,350  1,246,463,399
                                       End of period                                        1,515,912,672  1,276,063,350
                                       Overdistributed net investment
                                        income at end of period                               (10,546,532)    (6,799,350)

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund

                                                          (unaudited)
                                                           Six Months          Year
                                                                Ended         Ended
                                                         November 30,       May 31,
                                                             2005 ($)      2005 ($)
----------------- -------------------------------------  ------------  -----------
Changes in Shares Class A:
                    Subscriptions                          13,628,724   18,079,113
                    Issued in connection with merger        5,482,006           --
                    Issued for distributions reinvested     2,003,856    4,268,478
                    Redemptions                            (9,412,188) (16,268,593)
                                                         ------------  -----------
                     Net Increase                          11,702,398    6,078,998
                  Class B:
                    Subscriptions                           2,986,890    5,004,940
                    Issued in connection with merger        3,235,865           --
                    Issued for distributions reinvested       906,888    2,464,933
                    Redemptions                            (8,083,853) (18,379,866)
                                                         ------------  -----------
                     Net Decrease                            (954,210) (10,909,993)
                  Class C:
                    Subscriptions                           2,415,303    2,940,461
                    Issued in connection with merger          402,834           --
                    Issued for distributions reinvested       172,099      293,565
                    Redemptions                              (871,301)  (1,758,067)
                                                         ------------  -----------
                     Net Increase                           2,118,935    1,475,959
                  Class J:
                    Subscriptions                             183,970      685,030
                    Redemptions                            (2,377,510)  (4,251,415)
                                                         ------------  -----------
                     Net Decrease                          (2,193,540)  (3,566,385)
                  Class Z:
                    Subscriptions                          10,012,321    7,959,417
                    Issued in connection with merger       24,785,764           --
                    Issued for distributions reinvested        34,800       24,800
                    Redemptions                            (1,592,855)    (524,884)
                                                         ------------  -----------
                     Net Increase                          33,240,030    7,459,333

                                See Accompanying Notes to Financial Statements.

          NOTES TO FINANCIAL STATEMENTS
                                        ------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Note 1. Organization

Columbia Strategic Income Fund (the "Fund"), a series of Columbia Fund Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Effective September 23, 2005, the Nations Strategic Income Fund merged into the Columbia Strategic Income Fund. The newly combined Fund was then reorganized as a series of Columbia Funds Series Trust I. Prior to such date, the Fund was a series of Columbia Funds Trust I.

Investment Goal

The Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return.

Fund Shares

The Fund may issue an unlimited number of shares and offers five classes of shares: Class A, Class B, Class C, Class J and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within twelve months on an original purchase of $1 million to $50 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class J shares are subject to a 3.00% front-end sales charge and are available for purchase only by residents or citizens of Japan. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund

Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of investments from its portfolio with an agreement by the Fund to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the other party may default on its obligations. The Fund identifies U.S. Government securities or other liquid high grade debt obligations in an amount equal to the mortgage dollar roll transactions.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended May 31, 2005 was as follows:

                                              May 31, 2005
                     -------------------------------------
                     Distributions paid from:
                     -------------------------------------
                      Ordinary income         $94,076,584
                     -------------------------------------
                      Long-term capital gains          --
                     -------------------------------------

Unrealized appreciation and depreciation at November 30, 2005, based on cost of investments for federal income tax purposes, was:

                   Unrealized appreciation      $ 48,648,263
                   Unrealized depreciation       (60,718,095)
                                                ------------
                    Net unrealized depreciation $(12,069,832)
                   ------------------------------------------

The following capital loss carryforwards, determined as of May 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                            Year of    Capital Loss
                            Expiration Carryforward
                            -----------------------
                            2007       $  1,499,774
                            -----------------------
                            2008         63,518,542
                            -----------------------
                            2009        136,912,288
                            -----------------------
                            2010        135,415,014
                            -----------------------
                            2011            318,608
                                       ------------
                                       $337,664,226
                            -----------------------

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund


Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services to the Fund. Prior to September 30, 2005, Columbia Management Advisors, Inc. was the investment advisor to the Fund under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                   Average Daily Net Assets     Annual Fee Rate
                 ----------------------------------------------
                   First $500 million                0.60%
                 ----------------------------------------------
                   $500 million to $1 billion        0.55%
                 ----------------------------------------------
                   $1 billion to $1.5 billion        0.52%
                 ----------------------------------------------
                   Over $1.5 billion                 0.49%
                 ----------------------------------------------

For the six months ended November 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.56%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"). Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000.

Prior to November 1, 2005, Columbia received from the Fund an annual fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceeded $50 million, an additional monthly fee, calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended November 30, 2005, the Fund's annualized effective pricing and bookkeeping rate, inclusive of out-of-pocket expenses, was 0.028%.

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and a wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $15.23 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those account. The Transfer Agent may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2005, the Transfer Agent received a fee, paid monthly at the annual rate of $34.00 per open account and was reimbursed for certain out-of-pocket expenses. For the period September 1, 2005 through October 31, 2005, the Transfer Agent voluntarily waived fees of $134,495 for the Fund.

For the six months ended November 30, 2005, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket fees and after fee waivers, was 0.11%.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund owned subsidiary of BOA, is the principal underwriter of the Fund. On
August 22, 2005, Columbia Funds Distributor, Inc. was renamed Columbia Management Distributors, Inc. For the six months ended November 30, 2005, the Distributor has retained net underwriting discounts of $105,182 on sales of the Fund's Class A shares and received net CDSC fees of $482, $300,009 and $7,689 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.15% annually of the average daily net assets attributable to outstanding Class A and Class B shares issued prior to January 1, 1993 and 0.25% annually of the average daily net assets attributable to outstanding Class A, Class B, Class C and Class J shares issued thereafter. This arrangement results in a service fee between the 0.15% and 0.25% annual rates. For the six months ended November 30, 2005, the effective service fee rate was 0.24% for Class A, Class B, Class C and Class J shares of the Fund.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares and 0.35% annually of the average daily net assets attributable to Class J shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended November 30, 2005, the Fund paid $1,387 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended November 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $417,266,467 and $339,664,804, respectively, of which $26,346,652 and $593,373, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended November 30, 2005, the Fund did not borrow under this arrangement.

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund


Note 7. Shares of Beneficial Interest

As of November 30, 2005, the Fund had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

              Number of Shareholders % of Shares Outstanding Held
              ---------------------------------------------------
                        1                       15.8%
              ---------------------------------------------------

Note 8. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC

--------------------------------------------------------------------------------
          November 30, 2005 (unaudited) Columbia Strategic Income Fund staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the funds or their shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005.

For the six months ended November 30, 2005, Columbia has assumed $9,868 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 9. Business Combinations and Mergers

On September 23, 2005, the Nations Strategic Income Fund merged into the Columbia Strategic Income Fund. The Columbia Strategic Income Fund received a tax-free transfer of assets from Nations Strategic Income Fund as follows:

                               Shares    Net Assets    Unrealized
                               Issued     Received   Appreciation/1/
           ---------------------------------------------------------
           Nations Strategic
             Income Fund     33,906,470 $207,328,273    $742,564
           ---------------------------------------------------------

                                 Net Assets of
              Net Assets of    Nations Strategic   Net Assets of
            Columbia Strategic    Income Fund    Columbia Strategic
               Income Fund        Immediately       Income Fund
                 Prior to          Prior to            After
               Combination        Combination       Combination
            -------------------------------------------------------
              $1,317,810,856     $207,328,273      $1,525,139,129
            -------------------------------------------------------

/1/Unrealized appreciation is included in the Net Assets Received amount shown above.

              FINANCIAL HIGHLIGHTS
                                   ------------------------------
                                   Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                       (Unaudited)
                                        Six Months                                     Period
                                             Ended                                      Ended
                                      November 30,       Year Ended May 31,           May 31,
Class A Shares                                2005          2005          2004        2003(a)
------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $   6.15          $   6.02      $   6.09      $   5.63

------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                  0.17(b)           0.36(b)       0.36(b)       0.16(b)
Net realized and unrealized
gain (loss) on investments and
foreign currency                      (0.09)             0.25          0.01          0.46
                                   --------          --------      --------      --------
Total from Investment
Operations                             0.08              0.61          0.37          0.62

------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income            (0.19)            (0.48)        (0.44)        (0.16)
Return of capital                        --                --            --            --
                                   --------          --------      --------      --------
Total Distributions Declared to
Shareholders                          (0.19)            (0.48)        (0.44)        (0.16)

------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $   6.04          $   6.15      $   6.02      $   6.09
Total return (e)                       1.33%(f)(g)      10.37%         6.21%        11.10%(f)

------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (h)                           0.99%(i)          1.09%         1.17%         1.27%(i)
Net investment income (h)              5.68%(i)          5.81%         5.90%         6.52%(i)
Waiver/reimbursement                   0.02%(i)            --            --            --
Portfolio turnover rate                  25%(f)            57%           68%           59%(f)
Net assets, end of
period (000's)                     $675,063          $615,772      $566,269      $595,223

------------------------------------------------------------------------------------------------

                                       (Unaudited)
                                        Six Months
                                             Ended
                                      November 30,          Year Ended December 31,
Class A Shares                            2002             2001          2000
-----------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $   5.64      $   6.00         $   6.62

-----------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                  0.38(b)       0.48(b)(c)       0.58(d)
Net realized and unrealized
gain (loss) on investments and
foreign currency                       0.05         (0.30)(c)        (0.62)
                                   --------      --------         --------
Total from Investment
Operations                             0.43          0.18            (0.04)

-----------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income            (0.42)        (0.50)           (0.53)
Return of capital                     (0.02)        (0.04)           (0.05)
                                   --------      --------         --------
Total Distributions Declared to
Shareholders                          (0.44)        (0.54)           (0.58)

-----------------------------------------------------------------------------
Net Asset Value, End of Period     $   5.63      $   5.64         $   6.00
Total return (e)                       7.97%         3.07%           (0.68)%

-----------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (h)                           1.23%         1.21%            1.17%
Net investment income (h)              6.75%         8.22%(c)         9.12%
Waiver/reimbursement                     --            --               --
Portfolio turnover rate                  62%          106%              35%
Net assets, end of
period (000's)                     $552,737      $575,791         $536,481

-----------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from December 31 to May 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.60% to 8.22%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)Not annualized.
(g)Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(h)The benefits derived from custody credits had an impact of less than 0.01%.
(i)Annualized.

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                       (Unaudited)
                                        Six Months                                     Period
                                             Ended                                      Ended
                                      November 30,       Year Ended May 31,           May 31,
Class B Shares                                2005          2005          2004        2003(a)
---------------------------------------------------- ------------------------------------------
Net Asset Value,
Beginning of Period                $   6.15          $   6.02      $   6.09      $   5.62

------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                  0.15(b)           0.32(b)       0.32(b)       0.14(b)
Net realized and unrealized
gain (loss) on investments and
foreign currency                      (0.10)             0.25          0.01          0.47
                                   --------          --------      --------      --------
Total from Investment
Operations                             0.05              0.57          0.33          0.61

------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income            (0.17)            (0.44)        (0.40)        (0.14)
Return of capital                        --                --            --            --
                                   --------          --------      --------      --------
Total Distributions Declared to
Shareholders                          (0.17)            (0.44)        (0.40)        (0.14)

------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $   6.03          $   6.15      $   6.02      $   6.09
Total return (e)                       0.79%(f)(g)       9.55%         5.42%        10.95%(f)

------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (h)                           1.74%(i)          1.84%         1.92%         2.02%(i)
Net investment income (h)              4.93%(i)          5.06%         5.15%         5.77%(i)
Waiver/reimbursement                   0.02%(i)            --            --            --
Portfolio turnover rate                  25%(f)            57%           68%           59%(f)
Net assets, end of
period (000's)                     $337,744          $349,975      $408,345      $484,540

------------------------------------------------------------------------------------------------

                                       (Unaudited)
                                        Six Months
                                             Ended
                                      November 30,          Year Ended December 31,
Class B Shares                            2002             2001          2000
-----------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $   5.63      $   6.00         $   6.62

-----------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                  0.34(b)       0.44(b)(c)       0.53(d)
Net realized and unrealized
gain (loss) on investments and
foreign currency                       0.04         (0.32)(c)        (0.62)
                                   --------      --------         --------
Total from Investment
Operations                             0.38          0.12            (0.09)

-----------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income            (0.37)        (0.45)           (0.48)
Return of capital                     (0.02)        (0.04)           (0.05)
                                   --------      --------         --------
Total Distributions Declared to
Shareholders                          (0.39)        (0.49)           (0.53)

-----------------------------------------------------------------------------
Net Asset Value, End of Period     $   5.62      $   5.63         $   6.00
Total return (e)                       7.17%         2.12%           (1.41)%

-----------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (h)                           1.98%         1.96%            1.92%
Net investment income (h)              6.00%         7.47%(c)         8.37%
Waiver/reimbursement                     --            --               --
Portfolio turnover rate                  62%          106%              35%
Net assets, end of
period (000's)                     $456,563      $533,406         $693,733

-----------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from December 31 to May 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 7.85% to 7.47%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Not annualized.
(g)Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(h)The benefits derived from custody credits had an impact of less than 0.01%.
(i)Annualized.

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                      (Unaudited)
                                       Six Months                                       Period
                                            Ended                                        Ended
                                     November 30,       Year Ended May 31,             May 31,
Class C Shares                               2005          2005          2004          2003(a)
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $  6.15          $  6.02       $  6.09       $  5.63

-------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                 0.16(b)          0.32(b)       0.33(b)       0.14(b)
Net realized and unrealized
gain (loss) on investments and
foreign currency                     (0.10)            0.26          0.01          0.46
                                   -------          -------       -------       -------
Total from Investment
Operations                            0.06             0.58          0.34          0.60

-------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income           (0.17)           (0.45)        (0.41)        (0.14)
Return of capital                       --               --            --            --
                                   -------          -------       -------       -------
Total Distributions Declared to
Shareholders                         (0.17)           (0.45)        (0.41)        (0.14)

-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $  6.04          $  6.15       $  6.02       $  6.09
Total return (f)                      1.03%(g)(h)      9.71%(g)      5.57%(g)     10.82%(g)(h)

-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (i)                          1.59%(j)         1.69%         1.77%         1.87%(j)
Net investment income (i)             5.09%(j)         5.21%         5.31%         5.92%(j)
Waiver/reimbursement                  0.17%(j)         0.15%         0.15%         0.15%(j)
Portfolio turnover rate                 25%(h)           57%           68%           59%(h)
Net assets, end of
period (000's)                     $63,311          $51,488       $41,520       $45,572

-------------------------------------------------------------------------------------------------

                                      (Unaudited)
                                       Six Months
                                            Ended
                                     November 30,           Year Ended December 31,
Class C Shares                            2002            2001            2000
------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $  5.64       $  6.00         $  6.62

------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                 0.35(b)       0.45(b)(c)      0.54(d)(e)
Net realized and unrealized
gain (loss) on investments and
foreign currency                      0.04         (0.31)(c)       (0.62)
                                   -------       -------         -------
Total from Investment
Operations                            0.39          0.14           (0.08)

------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income           (0.38)        (0.46)          (0.49)
Return of capital                    (0.02)        (0.04)          (0.05)
                                   -------       -------         -------
Total Distributions Declared to
Shareholders                         (0.40)        (0.50)          (0.54)

------------------------------------------------------------------------------
Net Asset Value, End of Period     $  5.63       $  5.64         $  6.00
Total return (f)                      7.32%(g)      2.45%          (1.26)%(g)

------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (i)                          1.83%         1.81%           1.77%(d)
Net investment income (i)             6.15%         7.62%(c)        8.52%(d)
Waiver/reimbursement                  0.15%           --            0.15%
Portfolio turnover rate                 62%          106%             35%
Net assets, end of
period (000's)                     $38,923       $42,906         $43,538

------------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from December 31 to May 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.00% to 7.62%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)Net of fees waived by the Distributor which amounted to $0.02 per share and 0.15% for the year ended December 31, 2000.
(e)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(f)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(h)Not annualized.
(i)The benefits derived from custody credits had an impact of less than 0.01%.
(j)Annualized.

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                       (Unaudited)
                                        Six Months                                     Period
                                             Ended                                      Ended
                                      November 30,       Year Ended May 31,           May 31,
Class J Shares                                2005          2005          2004        2003(a)
------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $   6.14          $   6.01      $   6.08      $   5.62

------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                  0.16(b)           0.34(b)       0.34(b)       0.15(b)
Net realized and unrealized
gain (loss) on investments and
foreign currency                      (0.10)             0.25          0.01          0.46
                                   --------          --------      --------      --------
Total from Investment
Operations                             0.06              0.59          0.35          0.61

------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income            (0.18)            (0.46)        (0.42)        (0.15)
Return of capital                        --                --            --            --
                                   --------          --------      --------      --------
Total Distributions Declared to
Shareholders                          (0.18)            (0.46)        (0.42)        (0.15)

------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $   6.02          $   6.14      $   6.01      $   6.08
Total return (e)                       0.99%(f)(g)      10.01%         5.88%        10.97%(f)

------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (h)                           1.34%(i)          1.44%         1.52%         1.62%(i)
Net investment income (h)              5.33%(i)          5.46%         5.55%         6.17%(i)
Waiver/reimbursement                   0.02%(i)            --            --            --
Portfolio turnover rate                  25%(f)            57%           68%           59%(f)
Net assets, end of
period (000's)                     $194,962          $212,131      $229,179      $258,057

------------------------------------------------------------------------------------------------

                                       (Unaudited)
                                        Six Months
                                             Ended
                                      November 30,          Year Ended December 31,
Class J Shares                            2002             2001          2000
-----------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $   5.63      $   6.00         $   6.62

-----------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                  0.36(b)       0.46(b)(c)       0.55(d)
Net realized and unrealized
gain (loss) on investments and
foreign currency                       0.05         (0.31)(c)        (0.62)
                                   --------      --------         --------
Total from Investment
Operations                             0.41          0.15            (0.07)

-----------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income            (0.40)        (0.48)           (0.50)
Return of capital                     (0.02)        (0.04)           (0.05)
                                   --------      --------         --------
Total Distributions Declared to
Shareholders                          (0.42)        (0.52)           (0.55)

-----------------------------------------------------------------------------
Net Asset Value, End of Period     $   5.62      $   5.63         $   6.00
Total return (e)                       7.61%         2.56%           (1.02)%

-----------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (h)                           1.58%         1.56%            1.52%
Net investment income (h)              6.40%         7.87%(c)         8.77%
Waiver/reimbursement                     --            --               --
Portfolio turnover rate                  62%          106%              35%
Net assets, end of
period (000's)                     $271,733      $323,866         $508,079

-----------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from December 31 to May 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.25% to 7.87%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested and no initial sales charge.
(f)Not annualized.
(g)Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(h)The benefits derived from custody credits had an impact of less than 0.01%.
(i)Annualized.

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                       (Unaudited)
                                        Six Months                                Period
                                             Ended                                 Ended
                                      November 30,      Year Ended May 31,       May 31,         Year Ended December 31,
Class Z Shares                                2005         2005        2004      2003(a)        2002           2001        2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $   6.10          $  5.98      $ 6.05      $ 5.59       $ 5.62      $ 5.99         $ 6.62

-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                  0.18(b)          0.37(b)     0.38(b)     0.17(b)      0.39(b)     0.49(b)(c)     0.59(d)
Net realized and unrealized
gain (loss) on investments and
foreign currency                      (0.09)            0.25        0.01        0.45         0.03       (0.31)(c)      (0.63)
                                   --------          -------      ------      -------      ------      ------         ------
Total from Investment
Operations                             0.09             0.62        0.39        0.62         0.42        0.18          (0.04)

-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income            (0.20)           (0.50)      (0.46)      (0.16)       (0.43)      (0.51)         (0.54)
Return of capital                        --               --          --          --        (0.02)      (0.04)         (0.05)
                                   --------          -------      ------      -------      ------      ------         ------
Total Distributions Declared to
Shareholders                          (0.20)           (0.50)      (0.46)      (0.16)       (0.45)      (0.55)         (0.59)

-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $   5.99          $  6.10      $ 5.98      $ 6.05       $ 5.59      $ 5.62         $ 5.99
Total return (e)                       1.46%(f)(g)     10.53%       6.52%      11.29%(f)     7.87%       3.14%         (0.59)%

-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (h)                           0.75%(i)         0.85%       0.93%       1.03%(i)     0.99%       0.98%          0.93%
Net investment income (h)              5.94%(i)         6.05%       6.15%       6.76%(i)     6.99%       8.45%(c)       9.36%
Waiver/reimbursement                   0.02%(i)           --          --          --           --          --             --
Portfolio turnover rate                  25%(f)           57%         68%         59%(f)       62%        106%            35%
Net assets, end of
period (000's)                     $244,813          $46,698      $1,150      $1,188       $    3      $1,860         $    1

-------------------------------------------------------------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from December 31 to May 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.84% to 8.45%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested.
(f)Not annualized.
(g)Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(h)The benefits derived from custody credits had an impact of less than 0.01%.
(i)Annualized.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
                                                                   ------------------------------
November 30, 2005                                                  Columbia Strategic Income Fund

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year. The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items,
(i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements: The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and
(iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements. Investment performance of the funds and Columbia. The

--------------------------------------------------------------------------------
                   November 30, 2005     Columbia Strategic
                                                Income Fund

Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy;
(iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and (vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive. The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and changes to expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians. The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented

--------------------------------------------------------------------------------
                   November 30, 2005     Columbia Strategic
                                                Income Fund

breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

.. the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

.. the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

.. so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

.. the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through November 30, 2006.

SUMMARY OF MANAGEMENT FEE EVALUATION BY INDEPENDENT FEE CONSULTANT
                                                                   ------------------------------
November 30, 2005                                                  Columbia Strategic Income Fund

                   PREPARED PURSUANT TO THE FEBRUARY 9, 2005
                          ASSURANCE OF DISCONTINUANCE
                             BETWEEN THE OFFICE OF
                    ATTORNEY GENERAL OF NEW YORK STATE AND
                    COLUMBIA MANAGEMENT ADVISORS, INC. AND
                       COLUMBIA FUNDS DISTRIBUTOR, INC.

                               OCTOBER 11, 2005

I. OVERVIEW

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG/1/"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. Duties of the Independent Fee Consultant

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the
.... Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant." the AOD requires the IFC report to consider at least the following:

a) Management fees (including any components thereof ) charged by other mutual fund companies for like services;

b) Management fees (including any components thereof ) charged to institutional and other clients of CMA for like services;

c) Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d) Profit margins of CMA and its affiliates from supplying such services;

e) Possible economies of scale as the CMA fund grows larger; and

f) The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. Sources of Information Used in My Evaluation

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1. I collected data on performance, management fees, and expense ratios of both Columbia Funds and comparable non-Columbia Funds. The sources of this information were CMG, Lipper Inc. ("Lipper") and Morningstar Inc. ("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2. I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

/1/Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

--------------------------------------------------------------------------------
                   November 30, 2005     Columbia Strategic
                                                Income Fund


3. I have reviewed data on the organizational structure of CMG in general.

4. I collected information on profitability from Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5. I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6. I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7. I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8. I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved. In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained
Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. Qualifications and Independence

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates. [Resume omitted]

II. EVALUATION OF THE GENERAL PROCESS USED TO NEGOTIATE THE ADVISORY CONTRACT

A. General Considerations

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG Management Interviews

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

I have had general discussions and have received information about the management structure of CMG. My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds. When I felt it was appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.

C. Trustees' Fee and Performance Evaluation Process

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds.

--------------------------------------------------------------------------------
                   November 30, 2005     Columbia Strategic
                                                Income Fund

This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both. The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a. 5th Lipper quintile in actual management fee;

b. 5th Lipper quintile in total expense ratio;

c. Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (actual management fee) totals a number equal to or higher than 8;

e. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8; and 36

f. Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. FINDINGS

My findings based on my work as IFC are as follows:

1. The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2. Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3. Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed. Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4. Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5. Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing. My work is ongoing and my views may develop over time in light of new information and analysis.

Respectfully submitted,
Erik R. Sirri

                 COLUMBIA FUNDS
                                ------------------------------
                                Columbia Strategic Income Fund

------------------------------  ---------------------------------------------------------------------------
                 Growth Funds   Columbia Acorn Fund
                                Columbia Acorn Select
                                Columbia Acorn USA
                                Columbia Growth Stock Fund
                                Columbia Large Cap Growth Fund
                                Columbia Marsico 21st Century Fund
                                Columbia Marsico Focused Equities Fund
                                Columbia Marsico Growth Fund
                                Columbia Marsico Mid Cap Growth Fund
                                Columbia Mid Cap Growth Fund
                                Columbia Small Cap Growth Fund I
                                Columbia Small Cap Growth Fund II
                                Columbia Small Company Equity Fund
                                Columbia Tax-Managed Growth Fund
                                ---------------------------------------------------------------------------
                   Core Funds   Columbia Common Stock Fund
                                Columbia Large Cap Core Fund
                                Columbia Small Cap Core Fund
                                Columbia Young Investor Fund
                                ---------------------------------------------------------------------------
                  Value Funds   Columbia Disciplined Value Fund
                                Columbia Dividend Income Fund
                                Columbia Large Cap Value Fund
                                Columbia Mid Cap Value Fund
                                Columbia Small Cap Value Fund I
                                Columbia Small Cap Value Fund II
                                Columbia Strategic Investor
                                ---------------------------------------------------------------------------
Asset Allocation/Hybrid Funds   Columbia Asset Allocation Fund
                                Columbia Asset Allocation Fund II
                                Columbia Balanced Fund
                                Columbia Liberty Fund
                                Columbia LifeGoal(TM) Balanced Growth Portfolio
                                Columbia LifeGoal(TM) Growth Portfolio
                                Columbia LifeGoal(TM) Income Portfolio
                                Columbia LifeGoal(TM) Income and Growth Portfolio
                                Columbia Thermostat Fund
                                ---------------------------------------------------------------------------
                  Index Funds   Columbia Large Cap Enhanced Core Fund
                                Columbia Large Cap Index Fund
                                Columbia Mid Cap Index Fund
                                Columbia Small Cap Index Fund
                                ---------------------------------------------------------------------------
              Specialty Funds   Columbia Convertible Securities Fund
                                Columbia Real Estate Equity Fund
                                Columbia Technology Fund
                                Columbia Utilities Fund
                                ---------------------------------------------------------------------------
   Global/International Funds   Columbia Acorn International
                                Columbia Acorn International Select
                                Columbia Global Value Fund
                                Columbia Greater China Fund
                                Columbia International Stock Fund
                                Columbia International Value Fund
                                Columbia Marsico International Opportunities Fund
                                Columbia Multi-Advisor International Equity Fund
                                Columbia World Equity Fund

--------------------------------------------------------------------------------
                          Columbia Strategic Income Fund

----------------------  ---------------------------------------------------------------------------
   Taxable Bond Funds   Columbia Conservative High Yield Fund
                        Columbia Core Bond Fund
                        Columbia Federal Securities Fund
                        Columbia High Income Fund
                        Columbia High Yield Opportunity Fund
                        Columbia Income Fund
                        Columbia Intermediate Bond Fund
                        Columbia Intermediate Core Bond Fund
                        Columbia Short Term Bond Fund
                        Columbia Strategic Income Fund
                        Columbia Total Return Bond
                        Columbia U.S. Treasury Index Fund
                        ---------------------------------------------------------------------------
Tax-Exempt Bond Funds   Columbia California Tax-Exempt Fund
                        Columbia California Intermediate Municipal Bond Fund
                        Columbia Connecticut Tax-Exempt Fund
                        Columbia Connecticut Intermediate Municipal Bond Fund
                        Columbia Florida Intermediate Municipal Bond Fund
                        Columbia Georgia Intermediate Municipal Bond Fund
                        Columbia High Yield Municipal Fund
                        Columbia Intermediate Municipal Bond Fund
                        Columbia Massachusetts Intermediate Municipal Bond Fund
                        Columbia Massachusetts Tax-Exempt Fund
                        Columbia Maryland Intermediate Municipal Bond Fund
                        Columbia Municipal Income Fund
                        Columbia North Carolina Intermediate Municipal Bond Fund
                        Columbia New York Intermediate Municipal Bond Fund
                        Columbia New York Tax-Exempt Fund
                        Columbia New Jersey Intermediate Municipal Bond Fund
                        Columbia Oregon Intermediate Municipal Bond Fund
                        Columbia Rhode Island Intermediate Municipal Bond Fund
                        Columbia South Carolina Intermediate Municipal Bond Fund
                        Columbia Short Term Municipal Bond Fund
                        Columbia Tax-Exempt Fund
                        Columbia Tax-Exempt Insured Fund
                        Columbia Texas Intermediate Municipal Bond Fund
                        Columbia Virginia Intermediate Municipal Bond Fund
                        ---------------------------------------------------------------------------
   Money Market Funds   Columbia Cash Reserves
                        Columbia California Tax-Exempt Reserves
                        Columbia Connecticut Municipal Reserves
                        Columbia Government Reserves
                        Columbia Government Plus Reserves
                        Columbia Massachusetts Municipal Reserves
                        Columbia Money Market Reserves
                        Columbia Municipal Reserves
                        Columbia New York Tax-Exempt Reserves
                        Columbia Prime Reserves
                        Columbia Tax-Exempt Reserves
                        Columbia Treasury Reserves

                                   For complete product information on any
                                   Columbia fund, visit our website at
                                   www.columbiafunds.com.
                                   Columbia Management is the primary
                                   investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A, merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

     IMPORTANT INFORMATION ABOUT THIS REPORT
                                             ------------------------------
                                             Columbia Strategic Income Fund

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Strategic Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the fund's proxy voting policies and procedures is available
(i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended
June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.



Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A, merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

[GRAPHIC]     Help your fund reduce printing  and postage costs! Elect to get your shareholder reports by electronic  delivery. With Columbia's
eDelivery     eDelivery  program, you receive  an e-mail  message when  your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

              Please note - if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.



Columbia Strategic Income Fund Semiannual Report, November 30, 2005
                                                                   -------------
                                                                     PRSRT STD
                                                                    U.S. Postage
                                                                       PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20
                                                                   -------------

Columbia Management.

(C)2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

    (a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

    (b)There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title) /S/ Christopher L. Wilson
                         -------------------------------
                         Christopher L. Wilson, President

Date January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Christopher L. Wilson
                         -------------------------------
                         Christopher L. Wilson, President

Date January 25, 2006

By (Signature and Title) /S/ J. Kevin Connaughton
                         -------------------------------
                         J. Kevin Connaughton, Treasurer

Date January 25, 2006